UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-03752

THE MANAGERS FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: SEPTEMBER 30, 2009         (3rd Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

Managers AMG Essex Large Cap Growth Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 100.8%
Consumer Discretionary - 9.3%
Apollo Group, Inc., Class A*	2,229	[2]	$164,210
Harman International Industries, Inc.	4,823	[2]	163,403
Johnson Controls, Inc.	5,360	[2]	137,002
Kohl’s Corp.*	8,710		496,905
Omnicom Group, Inc.	3,022	[2]	111,633
TJX Cos., Inc., The	7,867	[2]	292,259

Total Consumer Discretionary			1,365,412

Consumer Staples - 5.5%
Colgate-Palmolive Co.	1,988		151,645
Costco Wholesale Corp.	1,318		74,414
PepsiCo, Inc.	5,069		297,348
Wal-Mart Stores, Inc.	5,849		287,127

Total Consumer Staples			810,534

Energy - 10.4%
Anadarko Petroleum Corp.	6,829	[2]	428,383
Occidental Petroleum Corp.	2,899		227,282
Southwestern Energy Co.*	7,883		336,446
Transocean, Ltd.*	1,874		160,283
Weatherford International, Ltd.*	18,712		387,900

Total Energy			1,540,294

Financials - 8.7%
Charles Schwab Corp., The	8,804	[2]	168,597
Goldman Sachs Group, Inc.	3,042		560,792
JPMorgan Chase & Co.	7,546		330,666
Morgan Stanley Co.	7,041		217,426

Total Financials			1,277,481

Health Care - 15.8%
Baxter International, Inc.	6,579		375,070
Celgene Corp.*	5,048		282,183
Genzyme Corp.*	2,264	[2]	128,437
Gilead Sciences, Inc.*	6,312		294,013
Medco Health Solutions, Inc.*	5,078		280,864
Shire Pharmaceuticals PLC	4,663	[2]	243,828
St. Jude Medical, Inc.*	4,897		191,032
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	6,777		342,645
Vertex Pharmaceuticals, Inc.*	5,195	[2]	196,890

Total Health Care			2,334,962

Industrials - 9.1%
Aecom Technology Corp.*	7,808		211,909
Delta Air Lines, Inc.*	27,516		246,543
First Solar, Inc.*	1,058	[2]	161,726
Quanta Services, Inc.*	18,008	[2]	398,518
URS Corp.*	3,060		133,569
Yingli Green Energy Holding Co., Ltd., ADR*	15,577	[2]	194,089

Total Industrials			1,346,354

Information Technology - 35.2%
Apple, Inc.*	2,371		439,512
ASML Holding, N.V.	5,669	[2]	167,632
Cisco Systems, Inc.*	24,579		578,590
CommScope, Inc.*	7,627		228,276
EMC Corp.*	18,261		311,167
Google, Inc.*	901		446,761
Marvell Technology Group, Ltd.*	15,227		246,525
McAfee, Inc.*	5,314	[2]	232,700
MEMC Electronic Materials, Inc.*	14,249		236,961
Microsoft Corp.	25,443		658,719
Motorola, Inc.	25,619		220,067
Nvidia Corp.*	19,758		296,963
Palm, Inc.*	10,003	[2]	174,352
QUALCOMM, Inc.	9,122		410,308
Salesforce.com, Inc.*	4,177	[2]	237,797
STEC, Inc.*	4,808	[2]	141,307

Managers AMG Essex Large Cap Growth Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Information Technology - 35.2% (continued)
Yahoo!, Inc.*	8,976		$159,863

Total Information Technology			5,187,500

Materials - 4.2%
Freeport McMoRan Copper & Gold, Inc., Class B	3,066		210,358
Mosaic Co., The,	5,587		268,568
Potash Corp. of Saskatchewan, Inc.	1,560	[2]	140,930

Total Materials			619,856

Telecommunication Services - 2.6%
MetroPCS Communications, Inc.*	10,303	[2]	96,436
NII Holdings, Inc., Class B*	9,451		283,341

Total Telecommunication Services			379,777

Total Common Stocks (cost $12,121,320)			14,862,170

Short-Term Investments - 21.6%
BNY Institutional Cash Reserves Fund, Series A, 0.04%[1,3]	3,115,005		3,115,005
BNY Institutional Cash Reserves Fund, Series B*[3,9]	119,396		19,999
Dreyfus Cash Management Fund, Institutional Class Shares, 0.22%[1]	50,467		50,467

Total Short-term Investments (cost $3,284,868)			3,185,471

Total Investments - 122.4% (cost $15,406,188)			18,047,641

Other Assets, less Liabilities - (22.4)%			(3,303,337)

Net Assets - 100.0%			$14,744,304

Managers Special Equity Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 99.2%
Consumer Discretionary - 19.8%
99 Cents Only Stores*	171,616		$2,308,235
Aaron Rents, Inc.	7,349	[2]	194,014
Aeropostale, Inc.*	39,385	[2]	1,712,066
America’s Car-Mart, Inc.*	91,570		2,193,102
Ameristar Casinos, Inc.	19,525	[2]	308,104
BJ’s Restaurants, Inc.*	29,663	[2]	444,648
Blue Nile, Inc.*	9,446		586,786
Brink’s Home Security Holdings, Inc.*	7,691	[2]	236,806
Buckle, Inc., The	17,750		605,985
California Pizza Kitchen, Inc.*	23,595		368,554
Carter’s, Inc.*	50,982		1,361,219
Cato Corporation, The, Class A	45,896		931,230
Cheesecake Factory, Inc., The*	60,786	[2]	1,125,757
Chico’s FAS, Inc.*	180,608	[2]	2,347,904
Children’s Place Retail Stores, Inc., The*	14,287	[2]	428,039
Chipotle Mexican Grill, Inc.*	12,000	[2]	1,164,600
Chipotle Mexican Grill, Inc., Class B*	11,083		922,327
Citi Trends, Inc.*	8,100		230,607
Coinstar, Inc.*	18,700	[2]	616,726
Cooper Tire & Rubber Co.	70,678		1,242,519
Corinthian Colleges, Inc.*	13,640		253,158
Ctrip.com International, Ltd.*	7,100		417,409
Deckers Outdoor Corp.*	21,700		1,841,245
Dick’s Sporting Goods, Inc.*	36,018	[2]	806,803
DineEquity, Inc.	14,200	[2]	351,450
Domino’s Pizza, Inc.*	55,881	[2]	493,988
Fossil, Inc.*	54,535		1,551,521
Fuqi International, Inc.*	30,700		898,896
Gafisa SA, ADR	15,600	[2]	473,616
Group 1 Automotive, Inc.	56,411	[2]	1,514,635
Gymboree Corp.*	60,480		2,926,022
Home Inns & Hotels Management Inc., ADR*	19,588		584,702
J. Crew Group, Inc.*	30,562	[2]	1,094,731
Jos. A. Bank Clothiers, Inc.*	19,412	[2]	869,075
K12, Inc.*	11,379		187,526
Lincoln Educational Services Corp.*	21,010	[2]	480,709
Lululemon Athletica, Inc.*	57,485	[2]	1,307,784
Lumber Liquidators, Inc.*	58,100	[2]	1,260,189
Men’s Wearhouse, Inc.	24,600		607,620
Netflix, Inc.*	16,673	[2]	769,792
P.F. Chang’s China Bistro, Inc.*	64,848	[2]	2,202,887
Pacific Sunwear of California, Inc.*	122,635		631,570
Panera Bread Co., Class A*	20,310	[2]	1,117,050
Papa John’s International, Inc.*	15,800		388,206
PetMed Express, Inc.*	35,927	[2]	677,224
Polaris Industries, Inc.	15,400	[2]	628,012
Stein Mart, Inc.*	46,775		594,510
Steven Madden, Ltd.*	96,887		3,566,411
Strayer Education, Inc.	4,229	[2]	920,569
Tempur-Pedic International, Inc.	74,292	[2]	1,407,090
Texas Roadhouse, Inc., Class A*	17,889		189,981
Timberland Co.*	9,723		135,344
Tractor Supply Co.*	24,823	[2]	1,201,930
Tupperware Brands Corp.	46,874	[2]	1,871,210
Ulta Salon, Cosmetics & Fragrance, Inc.*	53,823	[2]	888,618
Under Armour, Inc., Class A*	5,800	[2]	161,414
Warnaco Group, Inc., The*	43,033		1,887,427
Westport Innovations, Inc.*	67,360		855,472
WMS Industries, Inc.*	37,890		1,688,378
Wolverine World Wide, Inc.	8,677	[2]	215,537

Total Consumer Discretionary			59,248,939

Managers Special Equity Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Consumer Staples - 3.6%
American Italian Pasta Co.*	18,200	[2]	$494,676
Bare Escentuals, Inc.*	63,900		759,771
Calavo Growers, Inc.	21,646	[2]	410,841
Casey’s General Stores, Inc.	37,003	[2]	1,161,154
Green Mountain Coffee Roasters, Inc.*	13,431	[2]	991,745
J&J Snack Foods Corp.	10,134		437,687
Lancaster Colony Corp.	32,362		1,659,200
Lance, Inc.	33,530		865,745
Nu Skin Enterprises, Inc., Class A	56,992		1,056,062
Prestige Brands Holdings, Inc.*	63,800		449,152
Sanderson Farms, Inc.	20,630		776,513
TreeHouse Foods, Inc.*	50,510		1,801,692

Total Consumer Staples			10,864,238

Energy - 5.8%
Arena Resources, Inc.*	14,118		501,189
Brigham Exploration Co.*	111,227		1,009,941
Cal Dive International, Inc.*	46,400		458,896
CARBO Ceramics, Inc.	29,003	[2]	1,495,105
Clean Energy Fuels Corp.*	86,400	[2]	1,245,024
EXCO Resources, Inc.*	112,945		2,110,943
Goodrich Petroleum Corp.*	41,953		1,082,807
Gulfport Energy Corp.*	61,600		538,384
Oceaneering International, Inc.*	27,952		1,586,276
Parker Drilling, Co.*	85,400		466,284
PetroQuest Energy, Inc.*	237,121		1,538,915
Rosetta Resources, Inc.*	152,603	[2]	2,241,738
Superior Energy Services, Inc.*	91,872		2,068,957
W&T Offshore, Inc.	43,261	[2]	506,586
World Fuel Services Corp.	10,800	[2]	519,156

Total Energy			17,370,201

Financials - 7.6%
BOK Financial Corp.	22,442	[2]	1,039,513
Broadpoint Gleacher Securities Group, Inc.*	81,836	[2]	682,512
Calamos Asset Management, Inc. - A	62,833		820,599
CNinsure, Inc., ADR*	23,200	[2]	532,672
Cohen & Steers, Inc.	4,698		112,752
E-House China Holdings, Ltd., ADR*	26,600	[2]	568,176
First Cash Financial Services, Inc.*	37,740		646,486
GFI Group, Inc.	101,165	[2]	731,423
Greenhill & Co., Inc.	5,870		525,835
Horace Mann Educators Corp.	45,400		634,238
Iberia Bank Corp.	43,910		2,000,540
KBW, Inc.*	19,200		618,624
Knight Capital Group, Inc., Class A*	106,931	[2]	2,325,749
Lazard, Ltd., Class A	46,635		1,926,492
optionsXpress, Inc.	29,200		504,576
Pinnacle Financial Partners, Inc.*	125,220	[2]	1,591,546
PS Business Parks, Inc.	7,600		390,032
Signature Bank*	65,870		1,910,230
Stifel Financial Corp.*	13,100	[2]	719,190
SVB Financial Group*	24,034	[2]	1,039,951
Texas Capital Bancshares, Inc.*	138,895		2,338,992
Westamerica Bancorporation	1,554	[2]	80,808
World Acceptance Corp.*	37,507	[2]	945,551

Total Financials			22,686,487

Health Care - 17.2%
Acorda Therapeutics, Inc.*	13,989		325,664
Air Methods Corp.*	11,437		372,503
Alexion Pharmaceuticals, Inc.*	32,500		1,447,550
Align Technology, Inc.*	59,818	[2]	850,612
Allos Therapeutics, Inc.*	27,300	[2]	197,925
Amedisys, Inc.*	73,907	[2]	3,224,562
American Medical Systems Holdings, Inc.*	95,641	[2]	1,618,246

Managers Special Equity Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Health Care - 17.2% (continued)
AMERIGROUP Corp.*	18,905		$419,124
AMN Healthcare Services, Inc.*	69,000		656,190
AmSurg Corp.*	13,800		292,974
athenahealth, Inc.*	58,701	[2]	2,252,357
Auxilium Pharmaceuticals, Inc.*	21,800	[2]	745,778
Chemed Corp.	19,018		834,700
Computer Programs & Systems, Inc.	37,960		1,571,924
Conceptus, Inc.*	47,879	[2]	887,677
Crucell, ADR*	18,483	[2]	423,076
Cyberonics, Inc.*	11,446		182,449
DexCom, Inc.*	116,791	[2]	926,153
Emergency Medical Services Corp., Class A*	12		558
Emeritus Corp.*	13,605	[2]	298,630
Eurand N.V.*	52,100		788,794
Gentiva Health Services, Inc.*	47,392		1,185,274
Haemonetics Corp.*	6,346		356,138
Health Management Associates, Inc.*	211,742		1,585,948
HealthSouth Corp.*	27,774	[2]	434,385
HMS Holdings Corp.*	85,256	[2]	3,259,337
Human Genome Sciences, Inc.*	38,900	[2]	732,098
ICON PLC*	57,375		1,405,114
Illumina, Inc.*	8,661	[2]	368,092
Insulet Corp.*	102,000	[2]	1,145,460
Kensey Nash Corp.*	19,720		570,894
LHC Group, Inc.*	50,503		1,511,555
Martek Biosciences Corp.*	23,400		528,606
Masimo Corp.*	23,100		605,220
MedAssets, Inc.*	118,635	[2]	2,677,592
Medicis Pharmaceutical Corp.	35,600	[2]	760,060
NuVasive, Inc.*	29,466	[2]	1,230,500
Odyssey HealthCare, Inc.*	44,200		552,500
Onyx Pharmaceuticals, Inc.*	17,606	[2]	527,652
Owens & Minor, Inc.	10,800		488,700
PAREXEL International Corp.*	92,420		1,255,988
PDL BioPharma, Inc.	54,600	[2]	430,248
Pharmerica Corp.*	28,045	[2]	520,796
Phase Forward, Inc.*	29,014		407,357
Psychiatric Solutions, Inc.*	23,579		630,974
Questcor Pharmaceuticals, Inc.*	82,400		454,848
Regeneron Pharmaceuticals, Inc.*	12,185		235,170
RehabCare Group, Inc.*	15,651		339,470
Salix Pharmaceuticals Ltd*	33,100	[2]	703,706
Savient Pharmaceuticals, Inc.*	17,300		262,960
Steris Corp.	14,200		432,390
SXC Health Solutions Corp.*	90,229		4,221,815
Thoratec Corp.*	29,398		889,877
United Therapeutics Corp.*	13,800		676,062
Valeant Pharmaceuticals International*	24,000	[2]	673,440
Vanda Pharmaceuticals, Inc.*	36,896	[2]	429,469
Viropharma, Inc.*	44,400		427,128

Total Health Care			51,234,269

Industrials - 11.3%
A123 Systems, Inc.*	44,300	[2]	944,476
Allegiant Travel Co.*	8,600	[2]	327,574
American Reprographics Co.*	45,600		434,112
American Science & Engineering, Inc.	5,600		381,024
American Superconductor Corp.*	32,241		1,081,363
Applied Signal Technology, Inc.	43,502		1,012,292
Avis Budget Group, Inc.*	15,144	[2]	202,324
Badger Meter, Inc.	2,669	[2]	103,264
BE Aerospace, Inc.*	105,662	[2]	2,128,033
Beacon Roofing Supply, Inc.*	71,604	[2]	1,144,232
Bucyrus International, Inc.	61,740	[2]	2,199,179

Managers Special Equity Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Industrials - 11.3% (continued)
Chart Industries, Inc.*	33,039		$713,312
Colfax Corp.*	17,334		184,260
Copa Holdings, S.A., Class A*	19,700		876,453
Copart, Inc.*	26,960		895,342
Corporate Executive Board Co.	11,363	[2]	282,939
CRA International, Inc.*	16,200	[2]	442,098
Cubic Corp.	34,947	[2]	1,379,358
Deluxe Corp.	37,000	[2]	632,700
DigitalGlobe, Inc.*	21,400	[2]	478,718
Duoyuan Global Water, Inc., ADR*	15,600	[2]	519,480
DynCorp International, Inc.*	42,209		759,762
EMCOR Group, Inc.*	21,200		536,784
Energy Recovery, Inc.*	36,200		210,684
EnerNOC, Inc.*	51,989		1,723,955
EnerSys*	131,050		2,898,826
Exponent, Inc.*	15,395		433,677
FTI Consulting, Inc.*	1,600	[2]	68,176
Geo Group, Inc., The*	9,699		195,629
Harbin Electric, Inc.*	40,060	[2]	676,213
II-VI, Inc.*	28,981		737,277
Michael Baker Corp.*	12,200		443,348
Middleby Corp., The*	11,300		621,613
MYR Group, Inc.*	38,007		801,568
Nordson Corp.	31,903	[2]	1,789,439
Orion Marine Group, Inc.*	60,385	[2]	1,240,308
Powell Industries, Inc.*	12,185		467,782
RBC Bearings, Inc.*	6,400		149,312
RINO International Corp.*	16,700		353,038
Ritchie Bros. Auctioneers, Inc.	23,180	[2]	568,837
SmartHeat, Inc.*	58,500		694,395
SunPower Corp., Class B*	39,081	[2]	986,014
Tennant Co.	18,800	[2]	546,328
Watson Wyatt & Co.	8,200		357,192

Total Industrials			33,622,690

Information Technology - 30.3%
3PAR, Inc.*	51,582	[2]	568,949
ADC Telecommunications, Inc.*	63,600		530,424
Advent Software, Inc.*	27,242	[2]	1,096,490
Amkor Technology, Inc.*	75,225	[2]	517,548
Anadigics, Inc.*	154,900		729,579
Ariba, Inc.*	219,504		2,546,246
Arris Group, Inc.*	78,529	[2]	1,021,662
Aruba Networks, Inc.*	136,690		1,208,340
AsiaInfo Holdings, Inc.*	35,965	[2]	718,221
Atheros Communications, Inc.*	117,710	[2]	3,122,846
Benchmark Electronics, Inc.*	33,200		597,600
Blue Coat Systems, Inc.*	18,595		420,061
Brightpoint, Inc.*	66,600		582,750
Broadridge Financial Solutions, Inc.	30,400		611,040
CACI International, Inc., Class A*	23,704	[2]	1,120,488
Cavium Networks, Inc.*	34,075		731,590
Ceva, Inc.*	56,894		611,610
Ciena Corp.*	38,074	[2]	619,845
Concur Technologies, Inc.*	62,168		2,471,800
Constant Contact, Inc.*	45,284	[2]	871,717
CSG Systems International, Inc.*	81,088		1,298,219
CyberSource Corp.*	40,290		671,634
Cymer, Inc.*	14,500		563,470
Diodes, Inc.*	17,992		325,475
Equinix, Inc.*	7,200		662,400
F5 Networks, Inc.*	21,655	[2]	858,188
Gartner, Inc.*	22,023	[2]	402,360
Global Cash Access Holdings, Inc.*	46,640	[2]	340,938

Managers Special Equity Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Information Technology - 30.3% (continued)
GSI Commerce, Inc.*	50,700		$979,017
Informatica Corp.*	74,820	[2]	1,689,436
InterDigital, Inc.*	12,600		291,816
Intersil Corp., Class A	131,280		2,009,897
IPG Photonics Corp.*	51,173		777,830
J2 Global Communications, Inc.*	26,716	[2]	614,735
Knot, Inc., The*	61,783	[2]	674,670
Longtop Financial Technologies, Ltd. - ADR*	23,822	[2]	677,974
MercadoLibre, Inc.*	35,000		1,346,100
MicroStrategy, Inc.*	8,378		599,362
Monolithic Power Systems, Inc.*	89,197		2,091,670
Multi-Fineline Electronix, Inc.*	24,200		694,782
Net 1 UEPS Technologies, Inc.*	24,200		507,232
Netezza Corp.*	83,099		934,033
NetLogic Microsystems, Inc.*	110,658	[2]	4,979,610
NetSuite, Inc.*	48,212		737,644
OpenTable, Inc.*	33,800	[2]	931,528
OSI Systems, Inc.*	22,301		407,885
Palm, Inc.*	37,000	[2]	644,910
Pegasystems, Inc.	34,823		1,202,438
Plantronics, Inc.	59,866		1,605,007
PMC - Sierra, Inc.*	91,149	[2]	871,384
Power Integrations, Inc.	29,380		979,235
QLogic Corp.*	85,416	[2]	1,469,155
Rackspace Hosting, Inc.*	99,672		1,700,404
RF Micro Devices, Inc.*	91,200	[2]	495,216
RightNow Technologies, Inc.*	73,253		1,057,773
Riverbed Technology, Inc.*	73,073	[2]	1,604,683
Rosetta Stone, Inc.*	3,718	[2]	85,365
Rovi Corp.*	75,740	[2]	2,544,864
S1 Corp.*	71,735		443,322
ScanSource, Inc.*	13,818		391,326
Semtech Corp.*	48,682		828,081
Silicon Laboratories, Inc.*	36,900	[2]	1,710,684
Skyworks Solutions, Inc.*	220,893	[2]	2,924,623
Starent Networks Corp.*	66,359		1,686,846
STEC, Inc.*	40,343	[2]	1,185,681
SuccessFactors, Inc.*	92,700	[2]	1,304,289
Sybase, Inc.*	20,200		785,780
Synaptics, Inc.*	60,870	[2]	1,533,924
Synchronoss Technologies, Inc.*	41,636		519,201
SYNNEX Corp.*	15,600	[2]	475,488
Syntel, Inc.	23,924	[2]	1,141,893
Taleo Corp.*	131,723	[2]	2,982,209
TeleTech Holdings, Inc.*	75,565		1,289,139
Teradyne, Inc.*	83,500	[2]	772,375
Tessera Technologies, Inc.*	49,153		1,370,877
TNS, Inc.*	19,310		529,094
Tyler Technologies, Inc.*	21,876		373,861
ValueClick, Inc.*	39,400		519,686
Veeco Instruments, Inc.*	19,368	[2]	451,662
VeriFone Holdings, Inc.*	76,347		1,213,154
Vistaprint N.V.*	28,405	[2]	1,441,554
Vocus, Inc.*	84,957		1,774,752
Websense, Inc.*	7,626		128,117
Wright Express Corp.*	51,623		1,523,395
Zoran Corp*	27,436		316,063

Total Information Technology			90,644,221

Materials - 3.0%
Bway Holding Co.*	56,583	[2]	1,047,351
Chemspec International, Ltd., ADR*	62,204		437,294
Commercial Metals Co.	103,970	[2]	1,861,063
NewMarket Corp.	20,612		1,917,740

Managers Special Equity Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Materials - 3.0% (continued)
Rock-Tenn Co.	32,018		$1,508,368
Schnitzer Steel Industries, Inc.	27,172		1,446,909
Scotts Co., The, Class A	14,800		635,660

Total Materials			8,854,385

Telecommunication Services - 0.5%
Cbeyond, Inc.*	5,000	[2]	80,650
Consolidated Communications Holdings, Inc.	34,200		547,542
Syniverse Holdings, Inc.*	50,530	[2]	884,275

Total Telecommunication Services			1,512,467

Utilities - 0.1%
ITC Holdings Corp.	7,063		321,013

Total Common Stocks (cost $229,366,944)			296,358,910

Short-Term Investments - 28.7%
BNY Institutional Cash Reserves Fund, Series A, 0.04%[1,3]	74,675,114		74,675,114
BNY Institutional Cash Reserves Fund, Series B*[3,9]	2,499,559		418,676
Dreyfus Cash Management Fund, Institutional Class Shares, 0.22%[1]	10,764,765		10,764,764

Total Short-Term Investments (cost $87,939,437)			85,858,554

Total Investments - 127.9% (cost $317,306,381)			382,217,464

Other Assets, less Liabilities - (27.9)%			(83,513,844)

Net Assets - 100.0%			$298,703,620

Managers International Equity Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 96.0%
Consumer Discretionary - 6.8%
Aisin Seiki Co., Ltd. (Japan)	24,000		$582,916
Cyrela Brazil Realty, S.A. (Brazil)	39,100		511,814
Electrolux AB, Series B (Sweden)*	18,200		416,611
Lagardere (France)	11,700		546,727
Matsushita Electric Industrial Co., Ltd. (Japan)	52,000		760,971
New World Department Store China, Ltd. (China)	61,000		48,983
Nikon Corp. (Japan)	37,000		673,901
Nissan Motor Co., Ltd. (Japan)	80,700		543,825
Parkson Retail Group, Ltd. (China)	83,500		122,984
Pearson PLC (United Kingdom)	64,754		800,069
Persimmon PLC (United Kingdom)*	53,178		389,333
Renault SA (France)*	12,800		601,350
Sekisui House, Ltd. (Japan)	68,000		612,186
Toyota Motor Corp. (Japan)	29,300		1,165,277
Vivendi Universal SA (France)	33,820		1,051,069
Wolters Kluwer, N.V. (Netherlands)	3,531		75,646
WPP PLC (United Kingdom)	17,000		146,215

Total Consumer Discretionary			9,049,877

Consumer Staples - 6.2%
Associated British Foods PLC (United Kingdom)	37,600		510,055
British American Tobacco PLC (United Kingdom)	14,521		456,153
Cadbury PLC (United Kingdom)	36,449		467,867
Casino Guichard-Perrachon SA (France)	5,000		399,097
Diageo PLC (United Kingdom)	31,476		484,263
Groupe Danone SA (France)	4,802		290,475
Koninklijke Ahold, N.V. (Netherlands)	97,042		1,171,316
L’Oreal SA (France)	3,032		301,979
Metro AG (Germany)	15,448		872,393
Nestle SA, Registered (Switzerland)	32,611		1,392,185
Seven & i Holdings Co., Ltd. (Japan)	21,700		517,918
Unilever, N.V. (Netherlands)	35,431		1,025,219
Uni-President Enterprises Corp. (Taiwan)	224,098		263,264

Total Consumer Staples			8,152,184

Energy - 9.0%
BP PLC (United Kingdom)	294,968		2,613,046
Canadian Natural Resources, Ltd. (Canada)	9,400		634,773
China Shenhua Energy Co., Ltd. (China)	184,000		797,531
EnCana Corp. (Canada)	12,068		698,843
Eni S.p.A. (Italy)	22,300		557,254
INPEX Corp. (Japan)	79		670,216
LUKOIL Holdings, ADR (Russia)	16,400	[2]	899,540
Nexen, Inc. (Canada)	11,023		250,595
Petroleo Brasileiro, S.A., Sponsored ADR (Brazil)	11,100	[2]	509,490
Petroplus Holdings AG (Switzerland)*	32,105		811,978
Rosneft Oil, GDR (Russia)	90,900		686,364
Royal Dutch Shell PLC, Class A (Netherlands)	47,300		1,354,624
StatoilHydro ASA (Norway)	35,600		803,740
Suncor Energy, Inc. (Canada)	19,284		673,630

Total Energy			11,961,624

Financials - 28.7%
Allianz SE (Germany)	8,700		1,085,366
Australia and New Zealand Banking Group, Ltd. (Australia)	58,800		1,259,541
Aviva PLC (United Kingdom)	97,743		702,671
Banco do Brasil, S.A. (Brazil)	54,400		963,883
Banco Santander Central Hispano, S.A. (Spain)	131,930		2,131,262
Bank of China, Ltd., Class H (China)	1,517,000		795,812
Bank of East Asia, Ltd. (Hong Kong)	60,790		218,573
Bank of Yokohama, Ltd., The (Japan)	116,000		566,570
Barclays PLC (United Kingdom)*	100,400		595,006
BNP Paribas SA (France)	13,100		1,051,308
CapitaLand, Ltd. (Singapore)	204,500		536,216

Managers International Equity Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Financials - 28.7% (continued)
Cathay Financial Holding Co., Ltd. (Taiwan)*	197,300	$326,121
China Life Insurance Co., Ltd. (China)	175,000	763,463
China Overseas Land & Investment, Ltd. (Hong Kong)	547,360	1,178,114
Chinatrust Financial Holding Co., Ltd., (Taiwan)	415,917	268,450
Credit Agricole SA (France)	43,569	914,727
Credit Suisse Group AG (Switzerland)	21,907	1,218,859
Daiwa House Industry Co., Ltd. (Japan)	34,000	355,502
Daiwa Securities Group, Inc. (Japan)	40,000	205,491
Danske Bank A/S (United States)*	9,700	256,344
DBS Group Holdings, Ltd. (Singapore)	55,500	520,941
Deutsche Bank AG (Germany)	16,300	1,245,131
Deutsche Boerse AG (Germany)	3,881	316,602
Hang Lung Group, Ltd. (Hong Kong)	20,900	104,181
Hang Lung Properties, Ltd. (Hong Kong)	41,000	150,109
HDFC Bank, Ltd. (India)	14,195	485,075
Henderson Land Development Co., Ltd. (Hong Kong)	68,000	445,369
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	57,400	1,035,582
HSBC Holdings PLC (United Kingdom)	144,470	1,654,262
Industrial and Commercial Bank of China, Ltd. - Class H (China)	354,000	265,493
KB Financial Group, Inc. (South Korea)*	12,125	622,182
Klepierre (France)	700	27,765
Lloyds TSB Group PLC (United Kingdom)*	343,885	571,137
Mitsubishi Estate Co., Ltd. (Japan)	25,000	391,095
Mitsui Fudosan Co., Ltd. (Japan)	66,000	1,111,338
Muenchener Rueckversicherungs AG (Germany)	6,100	974,646
National Australia Bank Ltd. (Australia)	9,900	267,899
National Bank of Greece SA (Greece)*	27,656	998,130
Nomura Holdings, Inc. (Japan)	38,900	238,452
Old Mutual PLC (United Kingdom)*	291,700	467,502
Prudential Corp. PLC (United Kingdom)	47,876	461,423
Societe Generale (France)	26,569	2,149,094
Standard Bank Group, Ltd. (South Africa)	44,700	580,256
Standard Chartered PLC (United Kingdom)	22,498	555,734
Storebrand ASA (Norway)*	111,496	683,253
Sumitomo Mitsui Financial Group, Inc. (Japan)	27,300	946,281
Sumitomo Realty & Development Co., Ltd. (Japan)	22,000	400,753
Sun Hung Kai Properties, Ltd. (Hong Kong)	95,000	1,395,401
T&D Holdings, Inc. (Japan)	11,400	307,221
Turkiye Garanti Bankasi A.S. (Turkey)	103,200	392,036
Unibail (France)	600	124,634
UniCredito Italiano SpA (Italy)*	316,836	1,243,546
Zurich Financial Services AG (Switzerland)	6,214	1,481,703

Total Financials		38,007,505

Health Care - 8.4%
Actelion, Ltd. (Switzerland)*	10,381	645,363
AstraZeneca PLC (United Kingdom)	11,700	524,710
Bayer AG (Germany)	16,400	1,135,175
GlaxoSmithKline PLC (United Kingdom)	100,281	1,977,241
Lonza Group AG (Switzerland)	2,432	265,442
Novartis AG (Switzerland)	23,268	1,168,770
Roche Holding AG (Switzerland)	10,925	1,766,449
Sanofi-Aventis SA (France)	34,270	2,527,270
Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Israel)	22,600	1,142,655

Total Health Care		11,153,075

Industrials - 10.3%
ABB, Ltd., ADR (Switzerland)*	40,800	819,233
ABB, Ltd. (Switzerland)*	50,212	1,009,681
Adecco SA (Switzerland)	5,700	303,561
Alstom SA (France)	8,163	597,793
Babcock International Group PLC (United Kingdom)	51,186	465,947
Cie de Saint-Gobain (France)	15,721	821,500
Deutsche Lufthansa AG (Germany)	8,600	151,819
Deutsche Post AG (Germany)	52,050	969,699
FANUC, Ltd. (Japan)	6,000	535,866

Managers International Equity Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Industrials - 10.3% (continued)
Far Eastern Textile Co., Ltd. (Taiwan)	229,784		$268,760
HOCHTIEF AG (Germany)	5,740		435,765
Hutchison Whampoa, Ltd. (Hong Kong)	30,000		215,749
ITOCHU Corp. (Japan)	88,000		580,250
JGC Corp. (Japan)	37,000		752,786
Kajima Corp. (Japan)	67,000		171,799
Mitsubishi Heavy Inds., Ltd. (Japan)	113,000		426,497
Randstad Holding, N.V. (Netherlands)*	15,800		684,464
Rolls-Royce Group PLC (United Kingdom)	64,300		485,200
Shimizu Corp. (Japan)	48,000		188,854
Siemens AG (Germany)	18,139		1,670,254
Tostem Inax Holding Corp. (Japan)	16,100		281,524
Vestas Wind Systems A/S (Denmark)*	4,400		320,729
Wienerberger AG (Austria)*	26,964		558,853
Wolseley PLC (United Kingdom)*	22,400		541,662
Yamato Transport Co., Ltd. (Japan)	21,000		344,590

Total Industrials			13,602,835

Information Technology - 7.9%
ASML Holding, N.V. (Netherlands)	25,933		765,322
AU Optronics Corp., Sponsored ADR (Taiwan)	46,453		449,665
Autonomy Corporation PLC (United Kingdom)*	35,187		918,741
Cia Brasileira de Meios de Pagamentos (Brazil)	20,700		205,060
Ericsson (LM), Class B (Sweden)	99,400		1,000,549
Fujitsu, Ltd. (Japan)	26,000		169,584
Gemalto NV (France)*	15,060		704,395
Hynix Semiconductor, Inc. (South Korea)*	14,100		236,183
NetEase.com, Inc., ADR (Cayman Islands)*	16,800	[2]	767,424
Nokia Oyj (Finland)	79,400		1,164,578
Redecard, S.A. (Brazil)	20,200		312,304
Samsung Electronics Co., Ltd. (South Korea)	1,778		1,227,513
Samsung Electronics Co., Ltd., GDR, (a) (South Korea)*	2,293		793,038
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	92,520		1,014,019
Toshiba Corp. (Japan)	125,000		654,281

Total Information Technology			10,382,656

Materials - 8.1%
Air Liquide SA (France)	5,148		586,600
ArcelorMittal (Luxembourg)	24,495		913,372
Barrick Gold Corp. (Canada)	25,686		972,595
BASF SE (Germany)	14,500		767,706
GMK Norilsk Nickel, Sponsored ADR (Russia)*	21,674		270,925
Gold Fields, Ltd. (South Africa)	32,663		447,006
Goldcorp, Inc. (Canada)	20,000		802,877
Impala Platinum Holdings, Ltd. (South Africa)	9,800		232,652
Incitec Pivot, Ltd. (Australia)	233,520		580,695
Israel Chemicals, Ltd. (Israel)	19,900		229,524
Kinross Gold Corp. (Canada)	16,500	[2]	358,050
Mitsubishi Chemical Holdings Corp. (Japan)	36,000		149,157
Rio Tinto PLC (United Kingdom)	23,105		982,134
Shin-Etsu Chemical Co., Ltd. (Japan)	15,900		975,437
Svenska Cellulosa AB (SCA) (Sweden)	27,200		369,502
Syngenta AG (Switzerland)	2,931		673,560
Taiwan Fertilizer Co., Ltd. (Taiwan)	112,000		398,625
Toray Industries, Inc. (Japan)	88,700		536,234
Yamana Gold, Inc. (Canada)	43,259		465,459

Total Materials			10,712,110

Telecommunication Services - 6.3%
Bharti Tele-Ventures, Ltd. (India)	26,214		227,401
BT Group PLC (United Kingdom)	107,470		223,979
Deutsche Telekom AG (Germany)	35,800		488,574
France Telecom SA (France)	55,325		1,475,354
Nippon Telegraph & Telephone Corp. (Japan)	24,700		1,139,950
Portugal Telecom SGPS SA (Portugal)	68,278		725,437
Telecom Italia S.p.A. (Italy)	506,800		891,131
Telecom Italia S.p.A., RSP (Italy)	464,100		571,650

Managers International Equity Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Telecommunication Services - 6.3% (continued)
Telefonica, S.A. (Spain)	17,600		$486,942
Vodafone Group PLC (United Kingdom)	947,306		2,128,081

Total Telecommunication Services			8,358,499

Utilities - 4.3%
Centrica PLC (United Kingdom)	133,900		539,306
E.ON AG (Germany)	47,148		1,995,558
Electricite de France SA (France)	9,800		583,345
Enel SpA (Italy)	41,700		265,238
Hong Kong and China Gas Co., Ltd., The (Hong Kong)	313,670		790,538
Iberdrola Renovables SAU (Spain)	121,539		599,584
National Grid PLC (United Kingdom)	32,230		311,916
RWE AG (Germany)	7,140		662,275

Total Utilities			5,747,760

Total Common Stocks (cost $110,462,513)			127,128,125

Other Equities - 0.7%
Hirco PLC (South Africa)*	18,100		59,192
SPDR Gold Shares (United States)*	8,400	[2]	830,340

Total Other Equities (cost $823,505)			889,532

Preferred Stocks - 0.3%
Itau Unibanco Banco Multiplo, S.A. (Brazil) (cost $349,850)	22,564		455,965

Rights - 0.0% #
BNP Paribas SA, (France) (cost $0)	13,100		28,372

Short-Term Investments - 4.2%
BNY Institutional Cash Reserves Fund, Series A, 0.04%[1,3]	1,652,003		1,652,003
BNY Institutional Cash Reserves Fund, Series B*[3,9]	104,356		17,480
Dreyfus Cash Management Fund, Institutional Class Shares, 0.22%[1]	3,885,953		3,885,953

Total Short-Term Investments (cost $5,642,311)			5,555,436

Total Investments - 101.2% (cost $117,278,179)			134,057,430

Other Assets, less Liabilities - (1.2)%			(1,534,876)

Net Assets - 100.0%			$132,522,554

Managers Emerging Markets Equity Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 98.2%
Consumer Discretionary - 8.5%
Anta Sports Products, Ltd. (China)	176,000		$217,608
Astra International Tbk PT (Indonesia)	84,500		289,823
B2W Cia Global do Varejo (Brazil)	4,717		132,676
Ctrip.com International, Ltd. (China)*	7,600		446,804
Cyfrowy Polsat SA (Poland)*	43,502		225,920
Desarrolladora Homex, S.A.B. de C.V. (Mexico)*	14,478	[2]	546,979
Far Eastern Department Stores, Ltd. (Taiwan)	82,160		81,174
Genting Malaysia Berhad (Malaysia)	454,700		358,962
Golden Eagle Retail Group, Ltd. (China)	225,000		377,618
Grupo Televisa SA (Mexico)	30,000	[2]	557,700
Hyundai Department Store Co., Ltd. (South Korea)	3,383		314,909
Hyundai Motor Co., Ltd. (South Korea)	8,315		784,912
JD Group, Ltd. (South Africa)	7,599		45,329
Land and Houses PCL, NVDR (Thailand)	432,700		86,348
LG Electronics, Inc. (South Korea)	5,484		582,282
Lojas Renner, S.A. (Brazil)	24,500		426,496
Maruti Udyog, Ltd. (India)	4,203		147,976
MegaStudy Co., Ltd. (South Korea)	1,292		264,633
Naspers, Ltd. (South Africa)	11,366		389,075
Net Servicos de Comunicacao, S.A. (Brazil)*	65,510		761,005
PDG Realty SA Empreendimentos e Participacoes (Brazil)	25,600		212,563
Urbi Desarrollos Urbanos, SA de CV (Mexico)*	122,930		249,194
Zee Entertainment Enterprises, Ltd. (India)	104,138		513,996

Total Consumer Discretionary			8,013,982

Consumer Staples - 2.7%
Anadolu Efes Biracilik ve Malt Sanayii A.S. (Turkey)	28,191		309,236
BIM Birlesik Magazalar A.S. (Turkey)	3,523		144,111
BRF - Brasil Foods SA (Brazil)*	6,660		176,688
China Mengniu Dairy Co., Ltd. (Hong Kong)*	150,000		383,288
Cia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil)	6,032		339,602
Hengan International Group Co. (Hong Kong)	36,000		217,306
Shinsegae Co., Ltd. (South Korea)	1,344		676,731
Uni-President Enterprises Corp. (Taiwan)	218,348		256,509

Total Consumer Staples			2,503,471

Energy - 16.5%
Cairn India, Ltd. (India)*	37,427		202,532
China Shenhua Energy Co., Ltd. (China)	201,000		871,216
CNOOC, Ltd. (Hong Kong)	1,086,790		1,465,195
LUKOIL Holdings, ADR (Russia)	24,562		1,347,226
NovaTek OAO, Sponsored GDR (Russia)	2,350		116,554
OAO Gazprom, ADR (Russia)	98,487		2,300,993
OAO Rosneft Oil Co., GDR (a) (Russia)*	67,371		512,020
OGX Petroleo e Gas Participacoes, S.A. (Brazil)	600		458,230
Oil & Gas Development Co., Ltd. (Pakistan)	314,628		406,262
PetroChina Co., Ltd. (China)	258,000		292,834
Petroleo Brasileiro, S.A., ADR (Brazil)	44,991	[2]	1,768,596
Petroleo Brasileiro, S.A., Sponsored ADR (Brazil)	30,860	[2]	1,416,474
PT Bumi Resources, Tbk (Indonesia)	489,000		161,233
PT Tambang Batubara Bukit Asam Tbk (Indonesia)*	130,000		188,431
PTT Exploration & Production PCL (Thailand)	31,400		135,074
PTT PLC, NVDR (Thailand)	24,500		191,338
Reliance Industries, Ltd. (India)	14,433		657,193
Rosneft Oil, GDR (Russia)	60,700		458,331
Sasol, Ltd. (South Africa)	18,876		715,135
SK Energy Co., Ltd. (South Korea)	2,312		246,190
Tenaris, S.A. (Luxembourg)	17,400	[2]	619,788
Tupras Turkiye Petrol Rafine (Turkey)	56,052		937,006

Total Energy			15,467,851

Financials - 24.9%
ABSA Group, Ltd. (South Africa)	30,803		493,814
Banco Bradesco, S.A. (Brazil)	32,343		643,302
Banco Santander Chile, ADR (Chile)	2,490		143,275

Managers Emerging Markets Equity Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Financials - 24.9% (continued)
Bank Hapoalim, Ltd. (Israel)*	67,611		$241,261
Bank of China, Ltd., Class H (China)	2,899,000		1,520,804
BM&FBOVESPA, S.A. (Brazil)	31,800		234,964
Cathay Financial Holding Co., Ltd. (Taiwan)*	288,000		476,041
China Construction Bank Corp. (China)	2,179,000		1,733,273
China Life Insurance Co., Ltd. (China)	226,000		985,958
China Overseas Land & Investment, Ltd. (Hong Kong)	166,000		357,291
Chinatrust Financial Holding Co., Ltd., (Taiwan)	1,073,309		692,759
Credicorp, Ltd. (Peru)	7,495		582,811
Daegu Bank, Ltd., The (South Korea)	16,780		239,808
FirstRand, Ltd. (South Africa)	263,672		582,382
Franshion Properties China, Ltd. (Hong Kong)	884,000		250,225
Grupo Financiero Banorte, S.A.B. de C.V. (Mexico)	130,800		437,647
Hana Financial Group, Inc. (South Korea)	16,070		551,148
HDFC Bank, Ltd. (India)	8,846		302,288
Housing Development Finance Corp., Ltd. (India)	16,183		933,907
ICICI Bank, Ltd. (India)	15,046		282,251
Industrial and Commercial Bank of China, Ltd., Class H (China)	1,278,958		959,193
Itau Unibanco Banco Multiplo, S.A., ADR (Brazil)	59,170		1,192,276
Itau Unibanco Banco Multiplo, S.A., PREF (Brazil)	30,696		620,298
Kasikornbank PLC, NVDR (Thailand)	330,800		813,469
KB Financial Group, Inc. (South Korea)*	6,530		335,080
KGI Securities Co., Ltd., GDR (Taiwan)*	12,616		112,913
OTP Bank NyRt. (Hungary)*	18,556		534,294
Ping An Insurance (Group) Co. of China, Ltd. (China)	148,883		1,175,760
PT Bank Central Asia, Tbk (Indonesia)	789,000		375,668
PT Bank Mandiri (Indonesia)	1,629,500		787,349
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	4,539		926,530
Savings Bank of the Russian Federation(Sberbank) (Russia)	244,263		490,761
Sberbank, GDR (Russia)	1,793		397,524
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. (China)	80,300		140,728
Shinhan Financial Group Co., Ltd. (South Korea)*	26,170		1,042,985
Siam Commercial Bank PCL (Thailand)	167,000		423,025
Talaat Moustafa Group (Egypt)*	101,753		118,853
Turkiye Garanti Bankasi A.S. (Turkey)	165,850		630,031
Turkiye Halk Bankasi A.S. (Turkey)	44,927		268,512
Turkiye Is Bankasi (Isbank) (Turkey)	90,492		355,639

Total Financials			23,386,097

Health Care - 1.0%
Sinopharm Group Co. (Hong Kong)*	8,400		21,287
Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Israel)	18,072		913,720

Total Health Care			935,007

Industrials - 6.0%
All America Latina Logistica SA (Brazil)	21,100		163,884
Aveng, Ltd. (South Africa)	53,500		308,379
Beijing Enterprises Holdings, Ltd. (Hong Kong)	58,000		306,686
Bharat Heavy Electricals, Ltd. (India)	7,438		358,238
China Merchants Holdings International Co., Ltd. (Hong Kong)	70,000		230,813
China Railway Construction Corp. (China)	309,300		409,824
China Shipping Container Lines (China)*	535,000		193,663
China Shipping Development Co., Ltd. (China)	344,000		431,833
Copa Holdings, S.A., Class A (Panama)*	9,100	[2]	404,859
COSCO Pacific, Ltd. (Bermuda)	258,000		368,350
GS Engineering & Construction Corp. (South Korea)	6,595		513,377
Hyundai Development Co. (South Korea)	7,475		270,278
Hyundai Engineering & Construction Co. (South Korea)	9,872		534,151
Jiangsu Expressway Co., Ltd. (China)	6,000		4,906
KOC Holding AS (Turkey)*	54,166		142,863
Localiza Rent A Car, S.A. (Brazil)	34,558		346,243
Orascom Construction Industries (Egypt)*	3,984		169,996
Raubex Group, Ltd. (South Africa)	39,223		133,404
Santos Brasil Participacoes, S.A. (Brazil)	17,363		138,191
Shanghai Industrial Holdings, Ltd. (Hong Kong)	46,000		206,532

Managers Emerging Markets Equity Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Industrials - 6.0% (continued)
SM Investments Corp. (Philippines)	1		$7

Total Industrials			5,636,477

Information Technology - 12.4%
Acer, Inc. (Taiwan)	163,580		415,850
Advanced Semiconductor Engineering, Inc. (Taiwan)	819,893		678,989
Hon Hai Precision Industry Co., Ltd. (Taiwan)	383,611		1,531,779
Hon Hai Precision Industry Co., Ltd., ADR (Taiwan)	555		4,440
Infosys Technologies (India)	12,779		609,930
LG Display Co., Ltd. (South Korea)	19,420		557,451
MediaTek, Inc. (Taiwan)	53,445		888,310
NHN Corp. (South Korea)*	2,135		313,288
Redecard, S.A. (Brazil)	24,100		372,600
Samsung Electronics Co., Ltd. (South Korea)	4,150		2,865,118
Samsung Electronics Co., Ltd., GDR, (a) (South Korea)*	1,620		560,280
Siliconware Precision Industries Co. (Taiwan)	5,871		8,261
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	554,582		1,097,518
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	56,335		617,432
Tata Consultancy Services, Ltd. (India)	65,043		836,729
Tencent Holdings, Ltd. (China)	15,800		256,431

Total Information Technology			11,614,406

Materials - 13.3%
African Rainbow Minerals, Ltd. (South Africa)	9,065		181,673
Anglo American PLC (United Kingdom)*	18,085		577,103
Anhui Conch Cement Co., Ltd. (China)	74,936		496,926
Bradespar, S.A., PREF (Brazil)	11,950		219,223
China Shanshui Cement Group, Ltd. (China)	518,000		385,586
China Steel Corp. (Taiwan)	297,739		275,936
Companhia Siderurgica Nacional, S.A., Sponsored ADR (Brazil)	11,813		361,478
Evraz Group SA, GDR (Luxembourg)*	14,959	[2]	391,386
Formosa Chemicals & Fibre Corp. (Taiwan)	699		1,340
GMK Norilsk Nickel, Sponsored ADR (Russia)*	34,424		430,300
Gold Fields, Ltd. (South Africa)	36,038		493,194
Hidili Industry International Development, Ltd. (China)*	256,000		237,754
Impala Platinum Holdings, Ltd. (South Africa)	11,055		258,874
Indocement Tunggal Prakarsa Tbk PT (Indonesia)*	212,500		231,871
Makhteshim-Agan Industries, Ltd. (Israel)	26,100		118,625
Mechel OAO (Russia)	11,100		199,578
MMC Norilsk Nickel, ADR (Russia)*	14,300		178,038
POSCO (South Korea)	3,944		1,633,012
Raspadskaya (Russia)*	86,495		337,763
Sappi, Ltd. (South Africa)	127,758		483,683
Severstal, GDR, Reg S (Russia)	18,400		142,475
Sociedad Quimica y Minera de Chile SA, ADR (Chile)	5,430		212,476
Taiwan Cement Corp. (Taiwan)	212,000		237,293
Taiwan Fertilizer Co., Ltd. (Taiwan)	143,000		508,959
Tata Steel Ltd. (India)	23,241		244,923
Uralkaliy OAO (Russia)*	27,655		524,387
Usinas Siderurgicas de Minas Gerais, S.A. (Brazil)	27,800		713,987
Usinas Siderurgicas de Minas Gerais, S.A., ADR (Brazil)	6,900		182,510
Vale, S.A. Sponsored ADR (Brazil)	55,467	[2]	1,282,952
Vale, S.A., 5.500%, PREF ADR (Brazil)	47,999		984,459

Total Materials			12,527,764

Telecommunication Services - 9.4%
Advanced Information Services PCL (Thailand)	128,900		362,979
America Movil, S.A.B. de C.V. (Mexico)	14,700		644,301
Bezeq Israeli Telecommunication Corp., Ltd. (Israel)	286,610		617,449
Bharti Tele-Ventures, Ltd. (India)	53,657		465,463
China Mobile, Ltd. (Hong Kong)	130,500		1,278,148
China Mobile, Ltd./HK (Hong Kong)	1,500		73,665
China Unicom, Ltd. (Hong Kong)	318,000		450,642
Chunghwa Telecom Co., Ltd., ADR (Taiwan)	351		6,332
Comstar - United Telesystems, GDR (Russia)	46,583		245,295
Magyar Telekom Telecommunications PLC (Hungary)	79,725		349,812

Managers Emerging Markets Equity Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Telecommunication Services - 9.4% (continued)
Mobile Telesystems, Sponsored ADR (Russia)	11,295		$545,210
MTN Group, Ltd. (South Africa)	36,440		594,470
Philippine Long Distance Telephone Co. (Philippines)	4,930		250,954
Philippine Long Distance Telephone Co., Sponsored ADR (Philippines)	5,507	[2]	283,060
SK Telecom (South Korea)	5,956		924,668
Tele Norte Leste Participacoes, S.A. (Brazil)	8,719		163,830
Telekomunikasi Indonesia Tbk PT (Indonesia)	1,161,567		1,039,753
Turkcell Iletisim Hizmetleri A.S. (Turkey)	44,037		314,963
Vivo Participacoes SA, ADR (Brazil)	9,825		248,081

Total Telecommunication Services			8,859,075

Utilities - 3.5%
Akenerji Elektrik Uretim AS (Turkey)	11,179		105,621
Ceske Energeticke Zavody (Czech Republic)*	7,329		393,562
China Resources Power Holdings Co. (Hong Kong)	153,800		356,163
Companhia Energetica de Minas Gerais (Brazil)	9,213		139,370
Eletropaulo Metropolitana Sao Paulo, S.A., PREF (Brazil)	10,471		215,614
Enersis SA, ADR (Chile)	19,041		351,306
Gail India Ltd. (India)	73,377		546,065
PT Perusahaan Gas Negara Tbk (Indonesia)	842,000		316,068
Reliance Infrastructure, Ltd. (India)	12,122		306,253
Tata Power Co., Ltd. (India)	12,464		339,470
Ultrapar Participacoes, S.A., PREF (Brazil)	6,307		253,405

Total Utilities			3,322,897

Total Common Stocks (cost $80,292,955)			92,267,027

Short-Term Investments - 5.1%
BNY Institutional Cash Reserves Fund, Series A, 0.04%[1,3]	4,466,007		4,466,007
BNY Institutional Cash Reserves Fund, Series B*[3,9]	110,742		18,549
Dreyfus Cash Management Fund, Institutional Class Shares, 0.22%[1]	302,571		302,571

Total Short-Term Investments (cost $4,879,319)			4,787,127

Total Investments - 103.3% (cost $85,172,274)			97,054,154

Other Assets, less Liabilities - (3.3)%			(3,103,134)

Net Assets - 100.0%			$93,951,020

Managers Bond Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value
Corporate Bonds - 73.8%
Finance - 19.1%
American General Finance Corp.,
5.400%, 12/01/15		$5,000,000		$3,506,270
Medium Term Notes, Series J, 6.900%, 12/15/17		57,315,000		40,085,023
Bank of America Capital Trust VI, 5.625%, 03/08/35		3,085,000		2,392,078
Barclays Capital Corp.,
4.160%, 02/22/10 (a)	THB	25,000,000		750,400
Series EMTN, 4.100%, 03/22/10 (a)	THB	26,000,000		791,128
BNP Paribas SA DN, 10.256%, 06/13/11 (a) [4]	IDR	19,645,500,000		1,714,332
CIGNA Corp., 6.150%, 11/15/36		6,830,000		6,052,404
CIT Group, Inc.,
5.000%, 02/13/14		120,000	[2]	76,653
5.125%, 09/30/14		206,000	[2]	131,967
5.500%, 12/20/16		1,900,000		1,730,806
7.625%, 11/30/12		21,513,000	[2]	14,011,654
Citibank, NA, 15.000%, 07/02/10 (a)	BRL	2,000,000		1,176,044
Citigroup, Inc., 5.500%, 10/15/14		21,385,000		21,354,099
Colonial Realty, L.P., 4.800%, 04/01/11		1,005,000		975,604
Duke Realty, L.P.,
5.950%, 02/15/17		2,210,000		2,037,114
6.500%, 01/15/18		5,000,000		4,698,510
Equity One, Inc., 6.000%, 09/15/17		5,915,000		5,295,776
ERAC USA Finance Co.,
6.375%, 10/15/17 (a)		4,910,000		4,929,399
6.700%, 06/01/34 (a)		1,250,000		1,109,770
7.000%, 10/15/37 (a)		19,033,000		17,816,982
ERP Operating, L.P.,
5.125%, 03/15/16		600,000		585,464
5.750%, 06/15/17		1,450,000		1,436,268
First Industrial L.P., 5.950%, 05/15/17		15,000,000		10,219,200
Ford Motor Credit Company LLC,
7.000%, 10/01/13		200,000		187,723
8.000%, 12/15/16		3,500,000		3,247,181
8.625%, 11/01/10		195,000		197,260
9.750%, 09/15/10		445,000		454,741
GE Capital Australia Funding Pty., Ltd., Euro Medium Term Notes, 8.000%, 02/13/12	AUD	3,965,000		3,598,498
General Electric Capital Corp.,
2.960%, 05/18/12	SGD	4,400,000		2,968,714
3.485%, 03/08/12	SGD	16,500,000		11,329,848
6.500%, 09/28/15	NZD	14,950,000		10,324,209
6.625%, 02/04/10	NZD	3,500,000		2,541,996
6.750%, 09/26/16	NZD	6,390,000		4,427,276
GMAC LLC,
6.000%, 12/15/11 (a)		1,127,000		1,042,475
6.625%, 05/15/12 (a)		1,374,000		1,264,080
6.750%, 12/01/14 (a)		1,019,000		866,150
6.875%, 09/15/11 (a)		158,000		149,310
6.875%, 08/28/12 (a)		253,000		232,760
7.000%, 02/01/12 (a)		763,000	[2]	709,590
7.250%, 03/02/11 (a)		816,000	[2]	785,400
7.500%, 12/31/13 (a)		584,000		511,000
8.000%, 12/31/18 (a)		1,366,000		1,031,330
8.000%, 11/01/31 (a)		1,427,000		1,148,735
Highwoods Realty, L.P.,
5.850%, 03/15/17		3,680,000		3,241,101
7.500%, 04/15/18		2,405,000		2,301,421
ICICI Bank, Ltd., 6.375%, 04/30/22 (a) [6]		900,000		736,210
International Lease Finance Corp.,
5.000%, 04/15/10		320,000		310,775
5.125%, 11/01/10		720,000		674,193
5.550%, 09/05/12		345,000		281,895
6.375%, 03/25/13		1,730,000	[2]	1,387,387
6.625%, 12/07/09	GBP	9,140,000		14,468,930

Managers Bond Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value
Finance - 19.1% (continued)
iStar Financial, Inc.,
0.790%, 10/01/12 (01/01/10) [5]		$8,095,000		$4,047,500
5.125%, 04/01/11		280,000	[2]	190,400
5.150%, 03/01/12		4,360,000		2,594,200
5.375%, 04/15/10		830,000		764,638
5.500%, 06/15/12		260,000		158,600
5.650%, 09/15/11		3,095,000	[2]	2,135,550
5.700%, 03/01/14		15,000		8,100
5.800%, 03/15/11		640,000	[2]	454,400
5.875%, 03/15/16		1,340,000		737,000
5.950%, 10/15/13		4,725,000		2,693,250
6.050%, 04/15/15		620,000		323,950
8.625%, 06/01/13		425,000		267,750
JPMorgan Chase & Co.,
9.676%, 03/28/11 (a) [4]	IDR	932,700,000		83,793
9.739%, 05/17/10 (a) [4]	BRL	3,600,000		1,913,795
9.951%, 04/12/12 (a) [4]	IDR	40,733,437,680		3,295,341
JPMorgan International, 8.164%, 10/21/10 (a) [4]	IDR	16,627,462,500		1,580,684
KfW Bankengruppe, 10.750%, 02/01/10	ISK	20,000,000		164,525
Kinder Morgan Finance Co., 5.700%, 01/05/16		370,000		352,425
Marsh & McLennan Companies, Inc.,
5.375%, 07/15/14		4,390,000		4,568,484
5.750%, 09/15/15		11,939,000		12,589,747
5.875%, 08/01/33		10,360,000		9,521,192
MBIA Insurance Corp., 14.000%, 01/15/33 (a) [6]		525,000	[2]	231,000
Merrill Lynch & Co., Inc.,
4.625%, 09/14/18	EUR	1,750,000		2,213,938
6.110%, 01/29/37		38,050,000		36,191,563
10.710%, 03/08/17	BRL	2,500,000		1,345,700
Series MTNC, 6.050%, 06/01/34		22,100,000		20,635,898
Morgan Stanley,
4.750%, 04/01/14		10,715,000		10,635,923
5.550%, 04/27/17		11,000,000		10,958,288
6.625%, 04/01/18		3,095,000		3,272,724
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 (a)		13,925,000		12,023,499
National City Bank of Indiana, 4.250%, 07/01/18		6,310,000		5,547,537
National City Corp., 6.875%, 05/15/19		1,905,000		2,068,226
National Life Insurance Co., 10.500%, 09/15/39 (a)		5,000,000		5,092,100
ProLogis Trust,
5.625%, 11/15/15		345,000		313,505
5.750%, 04/01/16		280,000		250,454
Qwest Capital Funding, Inc., 6.875%, 07/15/28		1,190,000		898,450
Realty Income Corp., 6.750%, 08/15/19		7,675,000		7,475,320
SLM Corp.,
5.000%, 10/01/13		2,060,000		1,639,882
5.000%, 04/15/15		50,000		37,256
5.125%, 08/27/12		540,000		462,064
5.375%, 01/15/13		2,460,000		2,051,045
5.375%, 05/15/14		300,000		229,613
5.400%, 10/25/11		520,000		479,814
6.500%, 06/15/10 [7]	NZD	500,000		303,866
8.450%, 06/15/18		18,665,000		14,885,338
Toll Brothers Finance Corp., 5.150%, 05/15/15		3,785,000		3,639,671
WEA Finance LLC / WT Finance Australia, 6.750%, 09/02/19 (a)		8,325,000		8,420,729
White Mountains Insurance Group, Ltd., 6.375%, 03/20/17 (a)		4,555,000		4,072,261
Willis North America, Inc.,
6.200%, 03/28/17		5,685,000		5,564,956
7.000%, 09/29/19		2,860,000		2,940,706

Total Finance				425,623,783

Industrial - 44.9%
Agilent Technologies, Inc., 6.500%, 11/01/17		6,945,000		7,227,245
Albertson’s, Inc.,
6.625%, 06/01/28		1,015,000		784,088

Managers Bond Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value
Industrial - 44.9% (continued)
Albertson’s, Inc., (continued)
7.450%, 08/01/29		$3,195,000		$2,747,700
7.750%, 06/15/26		915,000		814,350
American President, Ltd., 8.000%, 01/15/24 [7]		250,000		204,375
Anadarko Petroleum Corp., 6.450%, 09/15/36		13,875,000		14,325,840
Anheuser-Busch Companies, Inc.,
5.950%, 01/15/33		6,177,000		6,317,786
6.450%, 09/01/37		7,900,000		8,605,233
AT&T Corp.,
6.500%, 03/15/29		6,415,000		6,668,085
6.500%, 09/01/37		4,015,000		4,314,146
Avnet, Inc.,
5.875%, 03/15/14		11,000,000		11,436,667
6.000%, 09/01/15		5,340,000		5,497,850
6.625%, 09/15/16		1,370,000		1,439,677
Bell Atlantic Pennsylvania, Inc., 6.000%, 12/01/28		1,335,000		1,244,507
BellSouth Corp.,
6.000%, 11/15/34		2,370,000	[2]	2,400,974
6.550%, 06/15/34		1,800,000		1,926,711
Camden Property Trust, 5.700%, 05/15/17		5,205,000		4,924,700
Canadian Pacific Railway Co.,
5.750%, 03/15/33		195,000		187,737
5.950%, 05/15/37		9,340,000		9,215,909
Centex Corp., 5.250%, 06/15/15		1,915,000		1,891,062
Chartered Semiconductor Manufacturing, Ltd., 6.250%, 04/04/13		5,600,000		5,606,933
Comcast Corp.,
5.650%, 06/15/35		12,745,000		12,326,569
6.500%, 11/15/35		1,320,000		1,406,575
6.950%, 08/15/37		19,230,000		21,463,795
Continental Airlines, Inc.,
5.983%, 04/19/22		16,735,000		15,814,575
6.795%, 08/02/20		41,251		35,682
Series B, 6.903%, 04/19/22		5,595,000		4,811,700
Corn Products International, Inc., 6.625%, 04/15/37		4,055,000		4,093,441
Corning, Inc.,
6.850%, 03/01/29		9,142,000		9,328,872
7.250%, 08/15/36		1,185,000		1,250,264
CSX Corp., 6.000%, 10/01/36		8,997,000		9,278,300
Cummins Engine Co., Inc.,
5.650%, 03/01/98		11,235,000		6,811,219
6.750%, 02/15/27		2,853,000		2,521,048
7.125%, 03/01/28		50,000		45,594
Cytec Industries, Inc., 6.000%, 10/01/15		875,000		856,088
D.R. Horton, Inc., 5.250%, 02/15/15		5,495,000		5,124,088
Darden Restaurants, Inc., 6.000%, 08/15/35		2,635,000		2,388,606
Delta Air Lines, Inc., 8.021%, 08/10/22		14,017,886		10,127,923
Desarrolladora Homex, S.A. de C.V., 7.500%, 09/28/15		2,725,000		2,677,312
Dillards, Inc., 7.000%, 12/01/28		225,000		149,625
DP World, Ltd., 6.850%, 07/02/37 (a)		28,350,000		24,933,513
Duke Energy Field Services LLC, 6.450%, 11/03/36 (a)		2,615,000		2,368,487
Dun & Bradstreet Corp., The, 6.000%, 04/01/13		32,120,000		33,289,778
El Paso Corp., 6.950%, 06/01/28		1,030,000		856,812
Energy Transfer Partners, L.P.,
6.125%, 02/15/17		700,000		728,663
6.625%, 10/15/36		1,805,000		1,873,460
Enterprise Products Operating L.P., 6.300%, 09/15/17		8,440,000		9,090,581
Equifax, Inc., 7.000%, 07/01/37		4,421,000		4,343,394
Equitable Resources, Inc., 6.500%, 04/01/18		35,420,000		36,208,874
Eurofima, 11.000%, 02/05/10	ISK	60,000,000		490,274
Foot Locker, Inc., 8.500%, 01/15/22		570,000		538,650
Ford Motor Co., 6.375%, 02/01/29		1,990,000		1,432,800
Freescale Semiconductor, Inc., 10.125%, 12/15/16		270,000		179,550
GATX Corp., 4.750%, 10/01/12		8,965,000		9,019,480
GTE Corp., 6.940%, 04/15/28		130,000		139,774

Managers Bond Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Industrial - 44.9% (continued)
HCA, Inc.,
5.750%, 03/15/14	$5,960,000		$5,259,700
6.250%, 02/15/13	2,200,000		2,101,000
6.375%, 01/15/15	2,330,000		2,073,700
6.625%, 02/15/16	6,850,000		6,079,375
6.750%, 07/15/13	190,000		181,925
7.050%, 12/01/27	1,685,000		1,277,939
7.190%, 11/15/15	1,090,000		1,009,605
7.500%, 12/15/23	1,172,000		946,118
7.500%, 11/06/33	925,000		715,744
7.580%, 09/15/25	1,680,000		1,359,189
7.690%, 06/15/25	2,589,000		2,102,410
7.750%, 07/15/36	330,000		258,652
8.360%, 04/15/24	2,105,000		1,712,918
Home Depot, Inc., The, 5.875%, 12/16/36	20,049,000		19,451,660
Hospira, Inc., 6.050%, 03/30/17	3,395,000		3,555,159
Intel Corp., 3.250%, 08/01/39 (a)	15,000,000	[2]	16,031,250
International Paper Co.,
7.500%, 08/15/21	1,000,000		1,059,565
7.950%, 06/15/18	48,010,000		52,040,824
Intuit, Inc., 5.750%, 03/15/17	3,560,000		3,722,881
iStar Financial, Inc., 5.850%, 03/15/17	325,000		169,812
Kinder Morgan Energy Partners L.P.,
5.800%, 03/15/35	3,360,000		3,168,467
5.950%, 02/15/18	44,630,000		46,688,245
KLA Instruments Corp., 6.900%, 05/01/18	24,365,000		25,467,930
Koninklijke Philips Electronics, N.V., 6.875%, 03/11/38	16,103,000		18,828,835
Kraft Foods, Inc.,
6.500%, 11/01/31	13,635,000		14,189,522
7.000%, 08/11/37	6,465,000		7,201,758
Lennar Corp.,
5.500%, 09/01/14	1,900,000		1,776,500
5.600%, 05/31/15	2,740,000	[2]	2,527,650
6.500%, 04/15/16	2,340,000		2,199,600
Lowe’s Companies, Inc.,
6.650%, 09/15/37	2,210,000		2,567,030
6.875%, 02/15/28	500,000		588,578
Lubrizol Corp., 6.500%, 10/01/34	16,940,000		17,691,696
Lucent Technologies, Inc.,
6.450%, 03/15/29	4,335,000		3,300,019
6.500%, 01/15/28	305,000		232,181
Marks & Spencer Group PLC, 7.125%, 12/01/37 (a)	4,725,000		4,414,034
Masco Corp., 5.850%, 03/15/17	8,150,000		7,516,313
Missouri Pacific Railroad Co., 5.000%, 01/01/45 [7]	825,000		561,000
Motorola, Inc.,
5.220%, 10/01/97	895,000		491,416
6.500%, 09/01/25	1,345,000		1,136,639
6.500%, 11/15/28	1,430,000		1,179,480
8.000%, 11/01/11	1,075,000		1,145,963
New England Telephone & Telegraph Co., 7.875%, 11/15/29	2,390,000		2,712,160
Newmont Mining Corp., 5.875%, 04/01/35	9,835,000		9,631,435
News America, Inc.,
6.150%, 03/01/37	4,075,000		3,987,172
6.200%, 12/15/34	3,440,000		3,384,537
6.400%, 12/15/35	5,820,000		5,871,088
Nextel Communications, Inc.,
5.950%, 03/15/14	18,220,000		16,124,700
6.875%, 10/31/13	20,000		18,550
7.375%, 08/01/15	3,775,000		3,388,062
NGPL Pipeco LLC, 7.119%, 12/15/17 (a)	21,980,000		24,593,444
Northwest Airlines, Inc., 8.028%, 11/01/17	8,777,514	[2]	6,144,259
ONEOK Partners, L.P., 6.650%, 10/01/36	2,650,000		2,823,771
Owens & Minor, Inc., 6.350%, 04/15/16 [7]	1,355,000		1,221,691

Managers Bond Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Industrial - 44.9% (continued)
Owens Corning, Inc.,
6.500%, 12/01/16	$2,655,000		$2,590,462
7.000%, 12/01/36	4,990,000		4,088,726
Panhandle Eastern Pipe Line Co., L.P.,
6.200%, 11/01/17	5,520,000		5,820,719
7.000%, 06/15/18	26,505,000		29,493,650
PF Export Rec Master Trust, 6.436%, 06/01/15 (a)	463,991		482,551
Plains All American Pipeline L.P.,
6.125%, 01/15/17	2,770,000		2,875,102
6.500%, 05/01/18	8,975,000		9,613,087
6.650%, 01/15/37	5,960,000		6,277,585
Pulte Homes, Inc.,
6.000%, 02/15/35	10,320,000		7,791,600
6.375%, 05/15/33	4,670,000		3,595,900
Senior Notes, 5.200%, 02/15/15	3,165,000		3,006,750
Qantas Airways, Ltd., 6.050%, 04/15/16 (a)	11,800,000		11,604,380
Questar Market Resources, Inc., 6.800%, 04/01/18	27,465,000		28,156,897
Qwest Capital Funding, Inc.,
6.500%, 11/15/18	620,000		509,950
7.625%, 08/03/21	2,135,000		1,804,075
Qwest Corp.,
6.500%, 06/01/17	155,000		145,700
6.875%, 09/15/33	7,209,000		5,839,290
7.200%, 11/10/26	435,000		363,225
7.250%, 09/15/25	1,185,000		1,022,062
7.250%, 10/15/35	2,165,000		1,742,825
7.500%, 06/15/23	739,000		672,490
Reynolds American, Inc.,
6.750%, 06/15/17	8,170,000		8,493,197
7.250%, 06/15/37	2,000,000		1,980,834
Rowan Cos., Inc., 7.875%, 08/01/19	4,710,000		5,064,098
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)	4,180,000		4,636,958
Simon Property Group, L.P., 5.750%, 12/01/15	445,000		455,196
Southern Natural Gas Co., 5.900%, 04/01/17 (a)	4,765,000	[2]	4,907,469
Sprint Capital Corp., 6.875%, 11/15/28	27,000		22,545
Sprint Nextel Corp., 6.000%, 12/01/16	48,000		42,840
Talisman Energy, Inc.,
5.850%, 02/01/37	3,674,000		3,533,819
6.250%, 02/01/38	3,635,000		3,708,191
Teck Cominco Ltd., 7.000%, 09/15/12	1,000,000	[2]	1,027,500
Telecom Italia Capital S.p.A.,
6.000%, 09/30/34	3,210,000		3,129,329
6.375%, 11/15/33	3,170,000		3,239,081
Telekom Malaysia Berhad, 7.875%, 08/01/25 (a)	250,000		294,627
Texas Eastern Transmission, L.P., 6.000%, 09/15/17 (a)	3,000,000		3,246,306
Toro Co., The, 6.625%, 05/01/37 [7]	6,810,000		5,428,598
Transocean, Inc., 7.375%, 04/15/18	500,000		587,222
U.S. Steel Corp.,
6.050%, 06/01/17	2,115,000		1,975,393
6.650%, 06/01/37	3,595,000		2,932,219
7.000%, 02/01/18	22,850,000		21,944,500
United Airlines, Inc., 6.636%, 07/02/22	16,967,082	[2]	14,082,678
UnitedHealth Group, Inc.,
5.800%, 03/15/36	13,506,000		13,097,335
6.500%, 06/15/37	310,000		322,198
6.625%, 11/15/37	1,540,000		1,645,764
USG Corp., 6.300%, 11/15/16	1,410,000		1,198,500
V.F. Corp., 6.450%, 11/01/37	9,334,000		10,435,384
Vale Overseas Ltd., 6.875%, 11/01/36	3,665,000		3,791,556
Verizon Global Funding Corp., 5.850%, 09/15/35	7,885,000		7,938,287
Verizon Maryland, Inc., 5.125%, 06/15/33	1,055,000		897,764
Verizon New York, Inc., Series B, 7.375%, 04/01/32	1,755,000		1,924,365
Viacom, Inc., 6.875%, 04/30/36	2,681,000		2,832,195
Weatherford International, Inc., 6.500%, 08/01/36	1,565,000		1,594,874

Managers Bond Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount	Value
Industrial - 44.9% (continued)
Wellpoint, Inc., 6.375%, 06/15/37		$13,650,000	$14,823,545
Western Union Co., 6.200%, 11/17/36		12,735,000	12,783,928
Weyerhaeuser Co., 6.875%, 12/15/33		12,890,000	10,738,646
White Pine Hydro LLC,
6.310%, 07/10/17 (a) [7]		1,700,000	1,466,119
6.960%, 07/10/37 (a) [7]		1,645,000	1,200,337
Williams Co., Inc., Series A, 7.500%, 01/15/31		1,000,000	1,021,382

Total Industrial			1,003,611,897

Utility - 9.8%
Abu Dhabi National Energy Co., 7.250%, 08/01/18 (a)		21,130,000	22,633,970
Ameren Energy Generating Co., 7.000%, 04/15/18		22,700,000	22,976,304
Baltimore Gas & Electric Co., 5.200%, 06/15/33		1,470,000	1,330,932
Bruce Mansfield Unit 1 2, 6.850%, 06/01/34 [7]		10,716,013	10,783,647
Cleveland Electric Illuminating Co., The, 5.950%, 12/15/36		15,645,000	15,134,347
Empresa Nacional de Electricidad, 7.875%, 02/01/27		2,900,000	3,214,374
Illinois Power Co., 6.250%, 04/01/18		26,000,000	27,929,928
ITC Holdings Corp.,
5.875%, 09/30/16 (a)		2,410,000	2,460,555
6.375%, 09/30/36 (a)		3,605,000	3,438,489
Mackinaw Power LLC, 6.296%, 10/31/23 (a)		9,507,372	8,985,512
Methanex Corp., 6.000%, 08/15/15		3,825,000	3,250,190
NiSource Finance Corp.,
6.400%, 03/15/18		27,910,000	27,857,976
6.800%, 01/15/19		11,625,000	11,901,849
ONEOK, Inc., 6.000%, 06/15/35		9,210,000	9,091,449
Southwestern Electric Power Co., 6.450%, 01/15/19		39,195,000	42,733,918
Tenaga Nasional Berhad, 7.500%, 11/01/25 (a)		2,000,000	2,262,256
Toledo Edison Co., 6.150%, 05/15/37		2,390,000	2,494,498

Total Utility			218,480,194

Total Corporate Bonds (cost $1,645,499,121)			1,647,715,874

Foreign Government Obligations - 6.7%
Alberta, Province of, Series CS, Sinking Fund, 5.930%, 09/16/16	CAD	138,125	143,957
Brazil, Republic of,
10.250%, 01/10/28	BRL	5,750,000	3,115,828
12.500%, 01/05/22	BRL	5,160,000	3,203,884
Canadian Government,
2.000%, 09/01/12	CAD	41,000,000	38,398,271
2.750%, 12/01/10	CAD	7,940,000	7,596,266
3.750%, 09/01/11	CAD	4,160,000	4,067,214
3.750%, 06/01/12	CAD	12,235,000	12,025,989
5.250%, 06/01/12	CAD	7,870,000	8,022,379
5.750%, 06/01/33	CAD	2,145,000	2,554,286
European Investment Bank,
4.600%, 01/30/37 (a)	CAD	7,270,000	5,980,868
6.030%, 03/10/21 [4]	AUD	5,000,000	2,234,886
7.000%, 01/18/12	NZD	4,746,000	3,589,196
9.762%, 04/24/13 (a) [4]	IDR	50,074,770,000	3,687,866
11.250%, 02/14/13	BRL	13,490,000	7,978,715
Inter-American Development Bank,
6.000%, 12/15/17	NZD	4,215,000	3,030,796
10.495%, 05/20/13 [4]	IDR	45,580,000,000	3,250,257
Series EMTN, 12.104%, 09/23/13 [4]	IDR	33,430,000,000	2,297,729
International Bank for Reconstruction & Development,
9.500%, 05/27/10	ISK	179,000,000	1,461,913
Series GDIF, 1.430%, 03/05/14	SGD	5,800,000	3,956,748
Mexican Bonos, Series M 10, 7.250%, 12/15/16	MXN	31,000,000	2,234,563
Mexican Fixed Rate Bonds, 8.000%, 12/07/23	MXN	141,360,000	10,270,254
Mexican Government, 9.000%, 12/20/12	MXN	26,900,000	2,124,377
New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/10	AUD	10,320,000	9,378,524
Province of Manitoba Canada, 6.360%, 09/01/15	NZD	5,000,000	3,561,073
Queensland Treasury Corp., 7.125%, 09/18/17 (a)	NZD	7,500,000	5,591,006

Total Foreign Government (cost $149,185,817)			149,756,845

Managers Bond Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
U.S. Government and Agency Obligations - 7.7%
Federal Home Loan Mortgage Corporation - 1.9%
FHLMC, 1.625%, 09/26/12	$16,600,000	[2]	$16,557,936
FHLMC, 2.125%, 09/21/12	24,895,000	[2]	25,212,311
FHLMC, Gold, 5.000%, 12/01/31	145,808		151,621

Total Home Loan Mortgage Corporation			41,921,868

Federal National Mortgage Association - 3.0%
FNMA, 1.375%, 04/28/11	33,195,000		33,484,361
FNMA, 1.750%, 08/10/12	16,595,000	[2]	16,670,623
FNMA, 1.875%, 04/20/12	10,325,000		10,464,542
FNMA, 4.000%, 10/01/18	3,209,406		3,344,144
FNMA, 4.000%, 10/01/18	3,102,540		3,232,793
FNMA, 6.000%, 07/01/29	13,281		14,178

Total Federal National Mortgage Association			67,210,641

U.S. Government Obligations - 2.8%
USTN, 1.000%, 08/31/11	43,530,000	[2]	43,606,526
USTN, 3.125%, 05/15/19	20,000,000	[2]	19,679,680

Total U.S. Government Obligations			63,286,206

Total U.S. Government and Agency Obligations (cost $171,214,414)			172,418,715

Municipal Bonds - 1.4%
Buckeye Tobacco Settlement Financing Authority, Asset-A-2, 5.875%, 06/01/47 [7]	5,035,000		4,084,392
Chicago Illinois O’Hare International Airport Revenue Bond, Series A, 4.500%, 01/01/38	315,000		312,489
Michigan Tobacco Settlement Financial Authority Series A, 7.309%, 06/01/34 [7]	3,075,000		2,458,340
Omaha Public Power District (Nebraska), Electric System Subordinated Revenue Bonds, Series AA, 4.500%, 02/01/34	1,150,000		1,170,631
San Jose California Redevelopment Agency Tax Allocation, Series C, 3.750%, 08/01/28	765,000		640,221
San Jose Redevelopment Agency, 3.750%, 08/01/28	280,000		248,606
State of California, 4.500%, 08/01/27 (AMBAC Insured)	950,000		924,939
State of California, 4.500%, 08/01/30 (AMBAC Insured)	770,000		729,074
State of California, 4.500%, 08/01/30	665,000		629,655
State of California, 4.500%, 10/01/29	2,655,000		2,527,109
State of California, Variable Purpose Bond, 3.250%, 12/01/27	495,000		403,222
State of California, Variable Purpose Bond, 4.500%, 12/01/33	2,330,000		2,126,544
Tobacco Settlement Financing Corp., VA, 6.706%, 06/01/46 [7]	21,620,000		15,442,518
Wisconsin Housing & Economic Development Authority, Revenue Bonds, Series E, 4.900%, 11/01/35	155,000		155,070

Total Municipal Bonds (cost $38,547,951)			31,852,810

Asset-Backed Securities - 4.2%
ARG Funding Corp., Series 2005-2A, Class A5, 2.639%, 05/20/11 (10/20/09) (a) [5]	14,830,000		14,830,040
Capital One Auto Finance Trust 2006-C A4, 0.273%, 05/15/13 (10/15/09) [5]	14,765,000		14,483,979
Chase Issuance Trust, Series 2005-C1, Class C1, 0.613%, 11/15/12 (10/15/09) [5]	1,175,000		1,163,192
Chase Issuance Trust, Series 2007-B1, Class B1, 0.493%, 04/15/19 (10/15/09) [5]	17,040,000		14,608,431
CITEC, Series 2008-VT1, Class A3, 6.590%, 12/22/14	7,270,000		7,421,893
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 6.300%, 06/20/14	15,450,000		15,982,517
Community Program Loan Trust, Series 87-A, Class A4, 4.500%, 10/01/18	80,446		80,811
Community Program Loan Trust, Series 87-A, Class A5, 4.500%, 04/01/29	3,225,000		2,906,282
MBNA Credit Card Master Note Trust, Series 2005-B2, Class B, 0.423%, 12/17/12 (10/15/09) [5]	10,405,000		10,265,881
MBNA, Series 2002-C1, Class C1, 6.800%, 07/15/14	6,911,000		7,215,086
Merrill Auto Trust Securitization, Series 2008-1, Class B, 6.750%, 04/15/15	4,035,000		3,723,063

Total Asset-Backed Securities (cost $88,220,467)			92,681,175

Mortgage-Backed Securities - 0.2%
Bank of America-First Union, Series 2001, 5.464%, 04/11/37	1,500,000		1,562,991
Credit Suisse Mortgage Capital, Series 2007-C5, Class A4, 5.695%, 09/15/40 [6]	1,704,000		1,342,929
CS First Boston Mortgage Securities Corp., Series 2005-7, Class 3A1, 5.000%, 08/25/20	2,503,971		2,149,505

Managers Bond Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Mortgage-Backed Securities - 0.2% (continued)
JP Morgan Chase Commercial Mortgage, Series 2007-LD11, Class A4, 6.006%, 06/15/49 [6]	$305,000		$266,591

Total Mortgage-Backed Securities (cost $4,970,706)			5,322,016

	Shares
Preferred Stocks - 1.0%
Bank of America Corp., 6.375%	20,000		359,000
Bank of America Corp., 7.250%, Series L	7,808	[2]	6,636,721
CIT Group, Inc., The, Series C, 8.750%	1,072		6,636
Comcast Corp. Series B, 7.000%	207,547		5,184,523
Entergy New Orleans, Inc., 4.750%	482		34,779
Entergy New Orleans, Inc., 5.560%	100		8,381
FHLMC, Series F, 5.000%*	15,400		40,810
FHLMC, Series K, 5.790%*	45,200		128,820
FHLMC, Series O, 5.810%*	15,850		43,270
FHLMC, Series P, 6.000%*	19,800		58,410
FHLMC, Series R, 5.700%*	24,500		62,965
FHLMC, Series T, 6.420%*	14,300		42,900
FHLMC, Series U, 5.900%*	35,100		59,670
FHLMC, Series V, 5.570%*	307,950		520,436
FHLMC, Series W, 5.660%*	70,700		127,260
FHLMC, Series Y, 6.550%*	67,825		123,442
FHLMC, Series Z, 8.375%*	605,747		1,096,402
FNMA, Series H, 5.810%*	9,050		25,250
FNMA, Series I, 5.375%*	21,500		61,060
FNMA, Series L, 5.125%*	28,100		74,746
FNMA, Series M, 4.750%*	30,700		79,630
FNMA, Series Q, 6.750%*	13,950		21,902
FNMA, Series S, 8.250%*	1,125,850		1,812,618
Newell Financial Trust I, 5.250%	90,628		3,205,966
Preferred Blocker, Inc. 9.000% (a)	1,560		907,189
SLM Corp., 6.000%	41,250		585,338
Sovereign Capital Trust IV, 4.375%	34,236		1,035,639
Wisconsin Electric Power Co., 3.600%	3,946		244,652

Total Preferred Stocks (cost $68,504,958)			22,588,415

Short-Term Investments - 9.2%
BNY Institutional Cash Reserves Fund, Series A, 0.04%[1,3]	132,010,201		132,010,201
BNY Institutional Cash Reserves Fund, Series B*[3,9]	1,652,054		276,719
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.32%[1]	16,154,933		16,154,933
Dreyfus Cash Management Fund, Institutional Class Shares, 0.22%[1]	57,229,392		57,229,392

Total Short-Term Investments (cost $207,046,580)			205,671,245

Total Investments - 104.2% (cost $2,373,190,014)			2,328,007,095

Other Assets, less Liabilities - (4.2)%			(94,391,237)

Net Assets - 100.0%			$2,233,615,858

Managers Global Bond Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount	Value
Corporate Bonds - 51.5%
Finance - 18.4%
Bank of America Corp., 4.750%, 05/06/19 [6]	EUR	150,000	$193,758
Barclays Bank PLC, 6.050%, 12/04/17 (a)	USD	100,000	100,637
BSkyB Finance PLC, 5.750%, 10/20/17	GBP	5,000	8,446
Canara Bank, 6.365%, 11/28/21 [6]	USD	150,000	138,410
Citigroup, Inc., 5.000%, 09/15/14	USD	350,000	333,054
Depfa ACS Bank, 1.650%, 12/20/16	JPY	70,000,000	632,230
ERAC USA Finance Co.,
6.375%, 10/15/17 (a)	USD	75,000	75,296
6.700%, 06/01/34 (a)	USD	120,000	106,538
7.000%, 10/15/37 (a)	USD	20,000	18,722
General Electric Capital Corp., 5.250%, 04/15/13 (b)	USD	230,000	230,555
Goldman Sachs Group, Inc.,
1.201%, 05/23/16 (11/23/09) [5]	EUR	150,000	196,150
6.875%, 01/18/38	GBP	100,000	159,052
HSBC Finance Corp., 1.790%, 09/18/15	JPY	100,000,000	974,462
ICICI Bank, Ltd., 6.375%, 04/30/22 (a) [6]	USD	140,000	114,522
ISA Capital do Brasil SA, 7.875%, 01/30/12 (a)	USD	100,000	105,000
KfW Bankengruppe,
2.050%, 02/16/26	JPY	23,000,000	252,679
2.600%, 06/20/37	JPY	23,000,000	255,211
Morgan Stanley,
4.750%, 04/01/14	USD	90,000	89,336
Series EMTN, 5.375%, 11/14/13	GBP	60,000	97,140
Muenchener Hypothekenbank eG, 5.000%, 01/16/12 (a)	EUR	170,000	266,123
ProLogis, 6.625%, 05/15/18	USD	60,000	55,404
SLM Corp., 5.000%, 10/01/13	USD	150,000	119,409
Wells Fargo & Co., 4.625%, 11/02/35	GBP	150,000	217,069
White Mountains Insurance Group, Ltd., 6.375%, 03/20/17 (a)	USD	140,000	125,163

Total Finance			4,864,366

Industrial - 29.1%
Ahold Finance USA, Inc., Series EMTN, 6.500%, 03/14/17	GBP	100,000	169,405
Albertson’s, Inc.,
7.450%, 08/01/29	USD	150,000	129,000
7.750%, 06/15/26	USD	5,000	4,450
Axtel S.A.B. de C.V., 7.625%, 02/01/17 (a)	USD	100,000	96,000
Bell Aliant Regional Communications, 5.410%, 09/26/16	CAD	160,000	154,985
Bell Canada,
5.000%, 02/15/17 (a)	CAD	55,000	52,387
6.100%, 03/16/35 (a)	CAD	45,000	39,251
6.550%, 05/01/29 (a)	CAD	10,000	9,196
7.300%, 02/23/32 (a)	CAD	130,000	129,917
Bertelsmann AG, 3.625%, 10/06/15	EUR	200,000	265,629
Canadian Pacific Railway Co.,
5.750%, 03/15/33	USD	30,000	28,883
5.950%, 05/15/37	USD	55,000	54,269
Cargill, Inc. 6.625%, 09/15/37 (a)	USD	120,000	132,188
Chesapeake Energy Corp.,
6.500%, 08/15/17	USD	55,000	50,462
6.875%, 11/15/20	USD	85,000	75,650
Citizens Communications Co., 6.625%, 03/15/15	USD	115,000	109,825
CSX Corp., 6.000%, 10/01/36	USD	190,000	195,941
Delta Air Lines, Inc.,
6.821%, 08/10/22	USD	161,940	149,794
8.021%, 08/10/22	USD	105,430	76,173
Desarrolladora Homex, S.A. de C.V., 7.500%, 09/28/15	USD	190,000	186,675
DP World, Ltd., 6.850%, 07/02/37 (a)	USD	450,000	395,769
Ecopetrol SA, 7.625%, 07/23/19 (a)	USD	100,000	109,500
Edcon Proprietary Ltd., 4.023%, 06/15/14 (12/15/09) (a) [5]	EUR	150,000	156,945
Elan Corp. PLC, 8.750%, 10/15/16 (a)	USD	100,000	98,500
Embarq Corp., 7.995%, 06/01/36	USD	110,000	114,930
Energy Transfer Partners, L.P., 6.625%, 10/15/36	USD	210,000	217,965
Finmeccanica SpA, 4.875%, 03/24/25	EUR	100,000	138,306

Managers Global Bond Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount		Value
Industrial - 29.1% (continued)
Hanaro Telecom, Inc., 7.000%, 02/01/12 (a)	USD	$50,000		$51,500
HCA, Inc.,
6.375%, 01/15/15	USD	35,000		31,150
6.625%, 02/15/16	USD	80,000		71,000
7.580%, 09/15/25	USD	10,000		8,090
7.690%, 06/15/25	USD	15,000		12,181
Hilcorp Energy I LP/Hilcorp Finance Co., 7.750%, 11/01/15 (a)	USD	170,000		160,650
Hologic, Inc., 2.000%, 12/15/37 (b)	USD	70,000		57,225
Home Depot, Inc., The, 5.875%, 12/16/36	USD	182,000		176,577
International Paper Co., 7.950%, 06/15/18	USD	215,000		233,051
Kinder Morgan Energy Partners L.P., 5.800%, 03/15/35	USD	120,000		113,160
Lafarge S.A.,
4.750%, 03/23/20	EUR	115,000		148,225
5.375%, 06/26/17	EUR	100,000		141,779
Motorola, Inc.,
6.500%, 09/01/25	USD	105,000		88,734
6.625%, 11/15/37	USD	120,000		100,500
Nabors Industries, Inc. 6.150%, 02/15/18	USD	125,000		125,312
Nextel Communications, Inc., 7.375%, 08/01/15	USD	50,000		44,875
Noble Group, Ltd., 8.500%, 05/30/13 (a)	USD	100,000		108,250
Owens & Minor, Inc., 6.350%, 04/15/16 [7]	USD	105,000		94,670
Owens-Brockway Glass Container, Inc., 6.750%, 12/01/14	EUR	50,000		72,436
Pemex Project Funding Master Trust, 6.625%, 04/04/10	EUR	200,000		298,232
Qtel International Finance, Ltd., 7.875%, 06/10/19 (a)	USD	200,000	[2]	228,648
Qwest Capital Funding, Inc., 6.500%, 11/15/18	USD	40,000		32,900
Qwest Corp.,
6.500%, 06/01/17	USD	46,000		43,240
7.250%, 09/15/25	USD	83,000		71,588
7.250%, 10/15/35	USD	158,000		127,190
Reynolds American, Inc., 6.750%, 06/15/17	USD	175,000		181,923
SK Telecom Co., Ltd., 6.625%, 07/20/27 (a)	USD	350,000		370,955
Sprint Nextel Corp., 6.000%, 12/01/16	USD	100,000		89,250
Telecom Italia Capital S.p.A., 6.375%, 11/15/33	USD	125,000		127,724
Time Warner, Inc., 6.625%, 05/15/29	USD	195,000		200,087
UnitedHealth Group, Inc., 5.800%, 03/15/36	USD	220,000		213,343
Vale Overseas Ltd., 6.875%, 11/01/36	USD	140,000		144,834
Wendel Investissement,
4.375%, 08/09/17	EUR	100,000		103,898
4.875%, 05/26/16	EUR	100,000		113,410
WPP Finance S.A., 5.250%, 01/30/15	EUR	100,000		144,053

Total Industrial				7,672,635

Utility - 4.0%
Abu Dhabi National Energy Co., 7.250%, 08/01/18 (a)	USD	250,000		267,795
Edison Mission Energy, 7.625%, 05/15/27	USD	155,000		110,825
Majapahit Holding BV, 7.250%, 06/28/17 (a)	USD	100,000	[2]	102,000
NiSource Finance Corp., 6.400%, 03/15/18	USD	185,000		184,655
Transport De Gas Del Sur, 7.875%, 05/14/17 (a)	USD	270,000		232,200
Veolia Environment, 5.125%, 05/24/22	EUR	100,000		146,069

Total Utility				1,043,544

Total Corporate Bonds (cost $13,154,381)				13,580,545

Foreign Government - 39.8%
Banco Nacional de Desenvolvimento Economico e Social, 6.500%, 06/10/19 (a)	USD	100,000		106,250
Belgium Kingdom, 5.500%, 09/28/17	EUR	615,000		1,030,235
Brazil, Republic of, 10.250%, 01/10/28	BRL	250,000		135,471
Bundesrepublik Deutschland, 3.750%, 01/04/17	EUR	949,000		1,465,731
Canadian Government, 4.500%, 06/01/15	CAD	505,000		516,971
Deutschland, Republic of, 3.750%, 07/04/13	EUR	725,000		1,122,829
Development Bank of Japan,
1.400%, 06/20/12	JPY	22,000,000		251,074
1.750%, 06/21/10	JPY	45,000,000		506,189
European Investment Bank, 9.762%, 04/24/13 (a) [4]	IDR	4,605,000,000		339,145
Export-Import Bank of Korea, 5.875%, 01/14/15	USD	100,000		105,425
Government of France, 5.000%, 10/25/16	EUR	575,000		944,607

Managers Global Bond Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description		Principal Amount	Value
Foriegn Government Obligations - 39.8%(continued)
Indonesia Government International Bond, 7.750%, 01/17/38 (a)	USD	$230,000	$254,150
Japan Finance Corporation for Municipal Enterprises, 1.550%, 02/21/12	JPY	42,000,000	479,389
Mexican Fixed Rate Bonds, 8.000%, 12/07/23	MXN	3,900,000	283,347
New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/10	AUD	190,000	172,667
Norway Government Bond,
4.250%, 05/19/17	NOK	970,000	170,736
5.000%, 05/15/15	NOK	100,000	18,398
6.000%, 05/16/11	NOK	1,715,000	312,001
6.500%, 05/15/13	NOK	1,710,000	326,102
Republic of Peru, 7.350%, 07/21/25	USD	100,000	116,750
Singapore, Government of, 2.250%, 07/01/13	SGD	335,000	248,322
South Africa, Republic of, 4.500%, 04/05/16	EUR	200,000	285,355
Sweden Government Bond, Series 1046, 5.500%, 10/08/12	SEK	2,520,000	397,230
U.K. Gilts, 4.750%, 03/04/20	GBP	520,000	907,374

Total Foreign Government Obligations (cost $9,792,080)			10,495,748

U.S. Government Obligations- 3.3%
USTN, 1.500%, 07/15/12 (cost $846,044)	USD	850,000	854,250

Asset-Backed Securities- 1.2%
COMET, Series 2004-B7, Class B7, 1.469%, 08/17/17 (10/19/09) [5]	EUR	100,000	88,992
Merrill Lynch/Countrywide Mortgage Trust, 5.439%, 02/12/39 [6]	USD	235,000	236,753

Total Asset-Backed Securities (cost $320,148)			325,745

		Shares
Preferred Stocks - 0.4%
FHLMC, Series Z, 8.375%*	USD	21,825	39,503
FNMA, Series S, 8.250%*	USD	37,350	60,134

Total Preferred Stocks (cost $1,510,919)			99,637

Short-Term Investments - 4.6%
BNY Institutional Cash Reserves Fund, Series A, 0.04%[1,3]		308,000	308,000
BNY Institutional Cash Reserves Fund, Series B*[3,9]		38,044	6,372
Dreyfus Cash Management Fund, Institutional Class Shares, 0.22%[1]		899,378	899,378

Total Short-Term Investments (cost $1,245,422)			1,213,750

Total Investments - 100.8% (cost $26,868,994)			26,569,675

Other Assets, less Liabilities - (0.8)%			(211,901)

Net Assets - 100.0%			$26,357,774

Managers Money Market Fund

September 30, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Other Investment Companies - 99.9%
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.32%[1]	74,554,374	$74,554,374

Total Other Investment Companies (cost $74,554,374)		74,554,374

Other Assets, less Liabilities - 0.1%		57,795

Net Assets - 100.0%		$74,612,169

Notes to Schedule of Portfolio Investments (unaudited)

At September 30, 2009, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
Essex Large Cap Growth	$15,598,659	$2,667,159	($218,177)	$2,448,982
Special Equity	350,789,645	36,303,878	(4,876,059)	31,427,819
International Equity	127,233,220	15,128,461	(8,298,276)	6,824,210
Emerging Markets Equity	87,383,780	16,475,439	(6,805,065)	9,670,374
Bond	2,373,667,782	95,256,253	(140,916,940)	(45,660,687)
Global Bond	26,868,994	1,715,439	(2,014,758)	(299,319)

*	Non-income-producing security
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2009, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
International Equity	$793,038	0.6%
Emerging Markets Equity	1,072,300	1.1
Bond	244,435,523	10.9
Global Bond	4,353,197	16.5

(b)	Step Bond. High-yield debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[1]

Yield shown for each investment company represents its September 30, 2009, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of September 30, 2009, amounting to:

Fund	Market Value	% of Net Assets
Essex Large Cap Growth	$3,141,171	21.3%
Special Equity	74,673,290	25.0
International Equity	1,714,638	1.3
Emerging Markets Equity	4,440,538	4.7
Bond	130,998,610	5.9
Global Bond	337,377	1.3

[3]	Collateral received from brokers for securities lending was invested in this short term investment.
[4]	Indicates yield to maturity at September 30, 2009.
[5]	Floating Rate Security. The rate listed is as of September 30, 2009. Date in parenthesis represents the security’s next coupon rate reset.
[6]	Variable Rate Security. The rate listed is as of September 30, 2009 and is periodically reset subject to terms and conditions set forth in the debenture.
[7]

Security is illiquid: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded, and would be difficult to sell in a current sale. The Fund may not invest more than 15% of its net assets in illiquid securities. All securities are valued on the basis of valuations provided by dealers or independent pricing services. Illiquid securities at September 30, 2009, for Bond Fund and Global Bond Fund amounted to $43,154,882 or 1.9% and $94,670 or 0.4% of net assets, respectively.

[8]	Security is in default. Issuer has failed to make a timely payment of either principal or interest or has failed to comply with some provision of the bond indenture.
[9]

On September 12, 2008, The Bank of New York Mellon (“BNYM”) established a separate sleeve of the BNY Institutional Cash Reserves Fund (“ICRF”) (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being marked to market daily.

#	Rounds to less than 0.1%.

Futures Contracts (International Equity):

When the Fund enters into a futures contract, it agrees to buy or sell the contract’s underlying instrument at a future date and agreed upon price. The Fund deposits either cash or securities in an amount equal to a certain percentage of the contract value, (initial margin) with the futures broker. Subsequent payments (variation margin) are made each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between September 30, 2009:

Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Gain
DJ Euro Stoxx 50	EUR	10	Long	12/18/09	$7,205

Forward Foreign Currency Contracts

International Equity, Emerging Markets Equity, Bond and Global Bond invest in forward foreign currency exchange contracts to manage currency exposure. These investments may involve greater market risk than the amounts disclosed in the Funds’ financial statements.

Notes to Schedule of Portfolio Investments (unaudited)—(Continued)

A forward foreign currency exchange contract is an agreement between a Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counter party is realized on the date of offset, otherwise gain or loss is realized on settlement date.

Open forward foreign currency exchange contracts (in U.S. Dollars) at September 30, 2009, for International Equity Fund, were as follows:

Foreign Currency	Position	Settlement Dates	Current Value (Receivable)	Contract Value (Payable)	Unrealized Gain/(Loss)
Euro	Long	10/05/2009	$234,195	$234,127	$68

Open forward foreign currency exchange contracts (in U.S. Dollars) at September 30, 2009, for Global Bond Fund, were as follows:

Foreign Currency	Position	Settlement Dates	Current Value (Receivable)	Contract Value (Payable)	Unrealized Gain
Japanese Yen	Short	12/14/09	$479,235	$490,421	($11,186)
Japanese Yen	Long	12/14/09	490,421	477,194	13,227
South Korean Won	Long	12/14/09	729,138	705,502	23,636

		Total:	$1,698,794	$1,673,117	$25,677

Investments Definitions and Abbreviations:

ADR/GDR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

AMBAC:	Ambac Financial Group, Inc.
EMTN:	Euro Medium Term Note
FHLMC:	Federal Home Loan Mortgage Corp.
FNMA:	Federal National Mortgage Association
GMAC:	General Motors Acceptance Corp.
GNMA:	Government National Mortgage Association
NVDR:	Non-voting Depositary Receipt
PREF:	Preference Shares
RSP:	Risparmio shares which are saving shares traded on the Italian Stock Exchange.
USTB:	United States Treasury Bond
USTN:	United States Treasury Note

Registered shares: A security whose owner has been recorded with its issuer or issuer’s registrar.

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies other than the U.S. dollar (USD):

ARS:	Argentine Peso
AUD:	Australian Dollar
BRL:	Brazilian Real
CAD:	Canadian Dollar
COP:	Colombian Peso
CHF:	Swiss Franc
EUR:	Euro
GBP:	British Pound
HKD:	Hong Kong Dollar
ISK:	Icelandic Krona
IDR:	Indonesian Rupiah
ILS:	Israeli Shekel
JPY:	Japanese Yen
KRW:	South Korean Won
MXN:	Mexican Peso
MYR:	Malaysian Ringgit
NZD:	New Zealand Dollar
SEK:	Swedish Krona
SGD:	Singapore Dollar
THB:	Thailand Baht
UYU:	Uruguayan Peso
TWD:	Taiwan Dollar
NOK:	Norwegian Krone

Fair Value Measurements

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is as signed a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Notes to Schedule of Portfolio Investments (unaudited)—(Continued)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following table summarizes the valuation of the Funds’ net assets by the above fair value hierarchy levels as of September 30, 2009:

	Level 1	Level 2	Level 3	Total
Essex Large Cap Growth Fund
Investments in Securities
Common Stocks [1]	$14,862,170	—	—	$14,862,170
Short-Term Investments	3,165,472	$19,999	—	3,185,471

Total Investments in Securities	18,027,642	19,999	—	18,047,641
Other Financial Instruments [2]	—	—	—	—

Totals	$18,027,642	$19,999	—	$18,047,641

Special Equity Fund
Investments in Securities
Common Stocks [1]	$296,358,910	—	—	$296,358,910
Short-Term Investments	85,439,878	$418,676	—	85,858,554

Total Investments in Securities	381,798,788	418,676	—	382,217,464
Other Financial Instruments [2]	—	—	—	—

Totals	$381,798,788	$418,676	—	$382,217,464

International Equity Fund
Investments in Securities
Common Stocks
Energy	$3,666,872	$8,294,753	—	$11,961,625
Information Technology	3,541,511	6,841,146	—	10,382,657
Materials	3,102,559	7,609,552	—	10,712,111
Consumer Discretionary	1,677,091	7,372,786	—	9,049,877
Health Care	1,142,655	10,010,419	—	11,153,074
Financials	1,116,282	36,891,222	—	38,007,504
Industrials	—	13,602,834	—	13,602,834
Telecommunication Services	—	8,358,499	—	8,358,499
Consumer Staples	—	8,152,184	—	8,152,184
Utilities	—	5,747,760	—	5,747,760
Other Equities	830,340	59,192	—	889,532
Preferred Stock	455,965	—	—	455,965
Rights	28,372	—	—	28,372
Short-Term Investments	5,537,956	17,480	—	5,555,436

Total Investments in Securities	21,099,603	112,957,827	—	134,057,430
Other Financial Instruments [2]	7,205	68	—	7,273

Totals	$21,106,808	$112,957,895	—	$134,064,703

Emerging Markets Equity Fund
Investments in Securities
Common Stocks
Energy	$6,528,596	$8,939,255	—	$15,467,851
Materials	4,586,963	7,940,801	—	12,527,764
Financials	3,967,486	19,418,611	—	23,386,097
Consumer Discretionary	3,333,417	4,680,565	—	8,013,982
Telecommunication Services	1,964,479	6,894,596	—	8,859,075

Notes to Schedule of Portfolio Investments (unaudited)—(Continued)

Information Technology	1,554,752	10,059,654	—	11,614,406
Industrials	1,053,177	4,583,300	—	5,636,477
Utilities	959,695	2,363,202	—	3,322,897
Health Care	935,007	—	—	935,007
Consumer Staples	516,290	1,987,181	—	2,503,471
Short-Term Investments	4,768,578	18,549	—	4,787,127

Total Investments in Securities	30,168,440	66,885,714	—	97,054,154
Other Financial Instruments [2]	—	—	—	—

Totals	$30,168,440	$66,885,714	—	$97,054,154

Global Bond Fund
Investments in Securities
Corporate Bonds [3]	—	$13,580,545	—	$13,580,545
Foreign Government Obligations	—	10,495,748	—	10,495,748
U.S. Government Obligations	—	854,250	—	854,250
Asset-Backed Securities	—	325,745	—	325,745
Preferred Stocks	$99,637	—	—	99,637
Short-Term Investments	1,207,378	6,372	—	1,213,750

Total Investments in Securities	1,307,015	25,262,660	—	26,569,675
Other Financial Instruments [2]	—	25,677	—	25,677

Totals	$1,307,015	$25,288,337	—	$26,595,352

Bond Fund
Investments in Securities
Corporate Bonds [3]	—	$1,647,715,874	—	$1,647,715,874
Foreign Government Obligations	—	149,756,845	—	149,756,845
U.S. Government and Agency Obligations
Federal National Mortgage Association	—	67,210,641	—	67,210,641
U.S. Government	—	63,286,206	—	63,286,206
Federal Home Loan Mortgage Association	—	41,921,868	—	41,921,868
Municipal Bonds	—	31,852,810	—	31,852,810
Preferred Stocks	$22,588,415	—	—	22,588,415
Asset-Backed Securities	—	92,681,175	—	92,681,175
Mortgage-Backed Securities	—	5,322,016	—	5,322,016
Short-Term Investments	205,394,526	276,719	—	205,671,245

Total Investments in Securities	227,982,941	2,100,024,154	—	2,328,007,095
Other Financial Instruments [2]	—	—	—	—

Totals	$227,982,941	$2,100,024,154	—	$2,328,007,095

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.
[2]

Other financial instruments are derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

[3]	All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Portfolio Investments.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MANAGERS FUNDS

By:	/s/ JOHN H. STREUR
John H. Streur, President

Date: November 13, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN H. STREUR
John H. Streur, President

Date: November 13, 2009

By:	/s/ DONALD S. RUMERY
Donald S. Rumery, Chief Financial Officer

Date: November 13, 2009